As filed with the Securities and Exchange Commission on January 11, 2010
Securities Act Registration No. __________

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No. _____                    Post-effective Amendment No. _____
(Check appropriate box or boxes)
AIM TAX-EXEMPT FUNDS
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 100
Houston, TX 77046
(Address of Principal Executive Offices)
(713) 626-1919
(Registrant’s Telephone Number, including Area Code)
John M. Zerr, Esquire
11 Greenway Plaza, Suite 100, Houston, TX 77046
(Name and Address of Agent for Service of Process)
With Copies to:

MELANIE RINGOLD, ESQUIRE	E. CAROLAN BERKLEY, ESQUIRE
Invesco Advisers, Inc.	Stradley Ronon Stevens and Young, LLP
11 Greenway Plaza, Suite 100	2600 One Commerce Square
Houston, TX 77046	Philadelphia, PA 19103
     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
     It is proposed that this filing will become effective on February 10, 2010, pursuant to Rule 488 under the Securities Act of 1933, as amended.
     The title of the securities being registered is Class A shares of AIM Tax-Exempt Cash Fund.
     No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

VAN KAMPEN MONEY MARKET FUND
VAN KAMPEN TAX FREE MONEY FUND
522 Fifth Avenue
New York, New York 10036
(800) 231-2808
[                    ], 2010
Dear Shareholder:
          A joint special meeting (the “Meeting”) of the shareholders of Van Kampen Money Market Fund and Van Kampen Tax Free Money Fund (each, a “VK Fund” and collectively, the “VK Funds”) will be held at ___ [a.m./p.m.] at the offices of [______] on [______], 2010. The purpose of the Meeting is to vote on an important proposal that affects the VK Funds and your investment in one or both of them.
          On October 19, 2009, Morgan Stanley entered into an agreement to sell most of its retail asset management business, including the investment adviser, distributor and certain other affiliated service providers of the VK Funds, to Invesco Ltd. (“Invesco”), a leading independent global investment management company (the “Transaction”). In connection with the Transaction, the Board of Trustees of each VK Fund has approved that each VK Fund be reorganized onto the Invesco mutual fund platform by transferring the assets and liabilities of each VK Fund to an existing fund (each, an “Acquiring Fund”) with substantially similar investment objectives, principal investment strategies and risks as the corresponding VK Fund. Currently, Invesco’s mutual fund platform includes the AIM Family of Funds, which are managed by a subsidiary of Invesco.
          Combining the VK Funds and the AIM Family of Funds onto a single operating platform will create a larger fund family that will offer a broader range of equity, fixed-income, alternative and other investment options. The combination also presents the opportunity to achieve asset growth through combined distribution networks, to achieve economies of scale, and to operate with greater efficiency and lower overall costs.
          The Board of Trustees of each VK Fund has unanimously approved and recommends that you vote “FOR” the proposal.
          The enclosed Joint Proxy Statement/Prospectus describes the proposal and compares each VK Fund to its corresponding Acquiring Fund. You should review these materials carefully.
          Your vote is important no matter how many shares you own. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the Meeting, you may vote in person. If you have questions, please call us at (800) 231-2808. You may also vote by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote.

Sincerely,

Edward C. Wood, III
President

VAN KAMPEN MONEY MARKET FUND
VAN KAMPEN TAX FREE MONEY FUND
522 Fifth Avenue
New York, New York 10036
(800)231-2808
NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on [                    ], 2010
          A joint special meeting (the “Meeting”) of the shareholders of Van Kampen Money Market Fund and Van Kampen Tax Free Money Fund (each, a “VK Fund” and collectively, the “VK Funds”) will be held on [___], 2010 at [___] [a.m./p.m.], Eastern Time, at [______] for the following purpose:

Van Kampen Fund	Acquiring Fund
Van Kampen Money Market Fund	AIM Money Market Fund
Van Kampen Tax Free Money Fund	AIM Tax-Exempt Cash Fund
To approve an Agreement and Plan of Reorganization under which the assets and liabilities of each VK Fund will be transferred to a corresponding money market fund on Invesco Ltd.’s mutual fund platform (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”):
          Shareholders of record as of the close of business on [______], 2010 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting.
          The Board of Trustees of each of the VK Funds (the “VK Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the proxy card.
          Each VK Board recommends that you cast your vote FOR the reorganization as described in the Joint Proxy Statement/Prospectus.
          Some shareholders hold shares in more than one VK Fund and may receive proxy cards or proxy materials for each VK Fund owned. Please sign and promptly return each proxy card in the postage paid envelope regardless of the number of shares owned.
Stefanie V. Chang Yu
Vice President and Secretary
[                    ], 2010

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
AND VOTE ON THE PROPOSAL

          We are providing you with this overview of the proposal on which your vote is requested. Please read the full text of the Joint Proxy Statement/Prospectus, which contains additional information about the proposal, and keep it for future reference. Your vote is important.
Questions and Answers
Q. What am I being asked to vote upon?
A. You are being asked to approve the reorganization of your fund into a new fund family. Specifically, shareholders of Van Kampen Money Market Fund and Van Kampen Tax Free Money Fund (each, a “VK Fund” and collectively, the “VK Funds”), are being asked to consider and approve an Agreement and Plan of Reorganization (“Agreement”) for each VK Fund under which the assets and liabilities of your VK Fund will be transferred to an existing fund on the Invesco mutual fund platform with substantially similar investment objectives, principal investment strategies and risks as the corresponding VK Fund: AIM Money Market Fund and AIM Tax-Exempt Cash Fund, respectively (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). If shareholders of a VK Fund approve the Agreement, then the VK Fund’s shareholders will receive shares of the corresponding Acquiring Fund in exchange for their shares of the VK Fund, and the outstanding shares of the VK Funds held by such shareholders will be terminated and cancelled as permitted by the organizational documents of the VK Funds and applicable law. Each VK Fund will thereafter wind up its affairs and be dissolved under applicable law and deregistered under the Investment Company Act of 1940, as amended (the “1940 Act”). We refer to each such reorganization as a “Reorganization” and collectively as the “Reorganizations.”
Q. Why are the Reorganizations being proposed?
     A. On October 19, 2009, Morgan Stanley entered into an agreement to sell most of its retail asset management business, including the investment adviser, distributor and certain other affiliated service providers of the VK Funds, to Invesco Ltd. (“Invesco”), a leading independent global investment management company (the “Transaction”). In connection with the Transaction, the Board of Trustees of each VK Fund (the “VK Board”) has approved that each VK Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of each VK Fund to an existing Acquiring Fund with substantially similar investment objectives, principal investment strategies and risks as the corresponding VK Fund. In addition to the VK Funds, other funds in the Van Kampen investment company complex are also proposed to be reorganized into the AIM Family of Funds and such proposed reorganizations will be submitted for shareholder approval in separate proxy statements/prospectuses. Currently, Invesco’s mutual fund platform includes the AIM Family of Funds (the “AIM Funds”), which are managed by a subsidiary of Invesco.
     Combining the VK Funds and the AIM Funds onto a single operating platform will create a larger fund family that will offer a broader range of equity, fixed-income, alternative and other investment options. The combination also presents the opportunity to achieve asset growth through combined distribution networks, to achieve economies of scale, and to operate with greater efficiency and lower overall costs. The Boards of Trustees of the VK Funds have determined that the transition of the VK Funds to the Invesco mutual fund platform is an effective means to combine the VK Funds and AIM Funds, which will result in benefits to shareholders.
Q. What effect will the Reorganization have on me as a shareholder of a VK Fund?
A. Immediately after a Reorganization, you will own shares of an Acquiring Fund that are equal in value to the shares of the VK Fund that you held immediately prior to the closing of the Reorganization. As an Acquiring Fund shareholder, you will have access to an array of Invesco’s investment options, which upon completion of the Reorganizations, will include more than 195 mutual funds managed by Invesco and its affiliates. You will have full access to Invesco’s shareholder and transfer agency servicing platforms, which provide customer assistance through the internet, by telephone and by mail. The Acquiring Funds, however, use different service providers than the VK

Funds and, as a result, the processes and mechanisms that shareholders who purchase shares directly from the VK Funds, and not through a financial intermediary, currently utilize and the persons or entities that shareholders currently contact to buy, redeem and exchange shares and otherwise manage your account may change. In addition, certain investor services and investment privileges will be different. These differences are described in the Joint Proxy Statement/Prospectus.
Q. Are there any significant differences between the investment objectives and principal investment strategies of each VK Fund and its corresponding Acquiring Fund?
A. No. Each Acquiring Fund has substantially similar investment objectives, principal investment strategies and risks as its corresponding VK Fund. However, each VK Fund has investment objectives that are classified as fundamental, which means that they cannot be changed without shareholder approval, while the corresponding Acquiring Fund’s investment objective can be changed by the Acquiring Fund’s Board of Trustees (although there is no present intent to do so). This change and comparisons of the Funds’ investment objectives, principal investment strategies and fundamental investment policies can be found under the “Comparison of Investment Objectives,” “Comparison of Principal Investment Strategies,” and “Comparison of Fundamental and Related Non-Fundamental Investment Restrictions” sections of the Joint Proxy Statement/Prospectus.
Q. Are there any significant differences in the current distribution yields of the VK Funds and Acquiring Funds?
A. No. While the expense ratios do differ between the Funds, the investment adviser to each Fund is currently waiving fees or reimbursing expenses so that the current distribution yields are similar between the Funds. In addition, Invesco Advisers, Inc., the investment adviser to the Acquiring Funds, has agreed to waive its advisory fees or reimburse fund expenses of each Acquiring Fund through at least June 30, 2010 in order to maintain a minimum yield of at least 0.01%.
Q. Will there be any sales load, commission or other transactional fee in connection with the Reorganization?
A. No. The total value of the shares of the VK Fund that you own will be exchanged for shares of the corresponding Acquiring Fund without the imposition of any sales load, commission or other transactional fee.
Q. What are the expected federal income tax consequences of the Reorganizations?
A. Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the VK Funds anticipate receiving a legal opinion to that effect. Thus, while there can be no guarantee that the U.S. Internal Revenue Service will adopt a similar position, it is expected that shareholders will have no federal income tax consequences as a result of the Reorganizations. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in the Joint Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganization only.
Q. Have my VK Fund’s Trustees considered the Reorganizations, and how do they recommend that I vote?
A. The Board of Trustees of each VK Fund, including the Trustees who are not “interested persons” (as defined in the 1940 Act) of the VK Funds, have carefully considered the Reorganizations and unanimously recommend that you vote “FOR” the Reorganizations. A summary of the considerations of the Trustees in making this recommendation is provided in the “Board Considerations” section of the Joint Proxy Statement/Prospectus.
Q. What is the anticipated timing of the Reorganizations?
A. A joint special meeting of shareholders of the VK Funds will be held on [_________], 2010 (the “Meeting”). If shareholders of a VK Fund approve the Reorganization, it is anticipated that such Reorganizations will occur in the second quarter of 2010, simultaneous with the closing of the Transaction.

Q/A-2

Q. What will happen if shareholders of a VK Fund do not approve the Reorganization?
A. If the shareholders of a VK Fund do not approve the Reorganization, the Board of Trustees of that VK Fund will consider other possible courses of action for such fund. While the consummation of any particular Reorganization is not conditioned upon the specific consummation of any other Reorganization, the Reorganizations may not close unless certain conditions are met, including that shareholders representing a minimum amount of assets of Morgan Stanley’s retail asset management business (including the VK Funds) agree to transfer to Invesco by a certain date. If such conditions are not met, none of the Reorganizations will be consummated, even if shareholders of a VK Fund approved the Reorganization, and the VK Funds will not be combined with the AIM Funds. If this occurs, the Board of Trustees of each VK Fund will consider what action, if any, for each VK Fund to take. The “Terms of the Reorganization” section of the Joint Proxy Statement/Prospectus generally describes the conditions to closing of the Reorganizations.
Q. What if I do not wish to participate in the Reorganization?
A. If you do not wish to have the shares of your VK Fund exchanged for shares of the corresponding Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge.
Q. Why are you sending me the Joint Proxy Statement/Prospectus?
A. You are receiving a Joint Proxy Statement/Prospectus because you own shares in one or more VK Funds and have the right to vote on the very important proposal described therein concerning your VK Fund. The Joint Proxy Statement/Prospectus contains information that shareholders of the VK Funds should know before voting on the proposed Reorganizations. The document is both a proxy statement of the VK Funds and also a prospectus for the corresponding Acquiring Funds.
Q. Will any VK Fund or Acquiring Fund pay the costs of this proxy solicitation or any additional costs in connection with the proposed Reorganization?
A. No. None of the VK Funds or Acquiring Funds will bear these costs. Invesco and Morgan Stanley or their affiliates will bear all expenses arising in connection with the Reorganizations.
Q. What is the required vote to approve the Proposal?
A. For each VK Fund, the proposal requires the approval of a majority of the outstanding shares of the applicable VK Fund.
Q. How do I vote my shares?
A. For your convenience, there are several ways you can vote:
•	Voting in Person: If you attend the Meeting, were the record owner of your shares on the record date, and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares were held in the name of your broker, bank or other nominee, you are required to bring a letter from the nominee indicating that you are the beneficial owner of the shares on the record date and authorizing you to vote.

•	Voting by Proxy: Whether or not you plan to attend the Meeting, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Meeting and vote. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR each the proposal, as

Q/A-3

recommended by the VK Board, and in accordance their best judgment on other matters. Your proxy will have the authority to vote and act on your behalf at any adjournment of the Meeting. If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the VK Funds in writing to the address of the VK Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy. In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person.
•	Voting by Telephone or the Internet: You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying the Joint Proxy Statement/Prospectus.
Q. Whom should I call for additional information about the Reorganizations or the Joint Proxy Statement/Prospectus?
A. If you need any assistance, or have any questions regarding the Reorganizations or how to vote your shares, please call Van Kampen Client Relations at (800) 231-2808.

Q/A-4

VAN KAMPEN MONEY MARKET FUND
VAN KAMPEN TAX FREE MONEY FUND
522 Fifth Avenue
New York, New York 10036
(800) 231-2808
AIM MONEY MARKET FUND
AIM TAX-EXEMPT CASH FUND
11 Greenway Plaza, Suite 100
Houston, Texas 77046
(800) 959-4246
JOINT PROXY STATEMENT AND PROSPECTUS
                    , 2010
Introduction
          This document contains information that shareholders of Van Kampen Money Market Fund and Van Kampen Tax Free Money Fund (each a “VK Fund” and, collectively, the “VK Funds”) should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference. It is both the proxy statement of the VK Funds and also a prospectus for AIM Money Market Fund and AIM Tax-Exempt Cash Fund (each an “Acquiring Fund” and, collectively, the “Acquiring Funds”). Each VK Fund and Acquiring Fund is a registered open-end management investment company or a series thereof. We sometimes refer to the VK Funds and the Acquiring Funds collectively as the “Funds” and to each fund individually as a “Fund.”
          The joint special meeting of the shareholders of the VK Funds (the “Meeting”) will be held at [ADDRESS] on [DATE] at [TIME Eastern Time]. At the Meeting, shareholders of each VK Fund are being asked to consider the following proposal:
To approve an Agreement and Plan of Reorganization (the “Agreement”) under which the assets and liabilities of each VK Fund will be transferred to the corresponding Acquiring Fund identified below:

Van Kampen Fund	Acquiring Fund
Van Kampen Money Market Fund	AIM Money Market Fund
Van Kampen Tax Free Money Fund	AIM Tax-Exempt Cash Fund
          The reorganization of each VK Fund with and into its corresponding Acquiring Fund (each a “Reorganization” and collectively, the “Reorganizations”) as described in the Agreement will involve three steps:
•	the transfer of all the assets and liabilities of the VK Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

•	the pro rata distribution of shares of the same or a comparable class of the Acquiring Fund to the shareholders of record of the VK Fund as of immediately prior to the opening of regular trading on the New York Stock Exchange (“Effective Time”) on the closing date of the Reorganization (“Closing Date”) the termination and cancellation of the outstanding shares of each VK Fund held by such shareholders, as permitted by the organizational documents of the VK Funds and applicable law; and

•	the winding up of the affairs of each VK Fund and the dissolution under applicable law and deregistration of the VK Fund under the Investment Company Act of 1940, as amended, (the “1940 Act”).
          The total value of the Acquiring Fund shares that you receive in a Reorganization will be the same as the total value of the shares of the VK Fund that you held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that you should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganizations and any minimum investment amounts will be waived.

          The Boards of Trustees of the VK Funds (the “VK Board”) have fixed the close of business on [RECORD DATE] as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of the VK Fund on the Record Date will be entitled to one vote for each share of the VK Fund held (and a proportionate fractional vote for each fractional share). We intend to mail this Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card on or about [          ], 2010, to all shareholders entitled to vote at the Meeting.
          Each VK Board has approved the Agreement and the Reorganization and has determined that it is in the best interest of each VK Fund and its shareholders.
          If shareholders of a VK Fund do not approve the Reorganization, the VK Board will consider what further action is appropriate.
          This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each VK Fund.
          Additional information about the Funds is available in the:
•	Prospectuses for the VK Funds and the Acquiring Funds;
•	Annual and Semi-Annual Reports to shareholders of the VK Funds and the Acquiring Funds; and
•	Statements of Additional Information (“SAIs”) for the VK Funds and the Acquiring Funds.
          These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectuses of the VK Funds are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the prospectus of each Acquiring Fund that corresponds to the VK Fund(s) that you own accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated by reference and is legally deemed to be part of this document. The VK Fund prospectuses, the most recent Annual Report to Shareholders, containing audited financial statements for the most recent fiscal year, and the most recent Semi-Annual Report to Shareholders of the VK Funds have been previously mailed to shareholders and are available on Van Kampen’s web site at www.vankampen.com.
          Copies of all of these documents are available upon request without charge by writing to or calling:

For Van Kampen Fund Documents:	For Acquiring Fund Documents:
VAN KAMPEN FUNDS	AIM FUNDS
522 Fifth Avenue	11 Greenway Plaza, Suite 100
New York, New York 10036	Houston, Texas 77046
(800) 231-2808	(800) 959-4246
          You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-0102.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

Exhibits and Appendices

[EXHIBIT A]	VK Funds and Corresponding Acquiring Funds
[EXHIBIT B]	Outstanding Shares of the VK Funds
[EXHIBIT C]	Ownership of Shares of the VK Funds
[EXHIBIT D]	Ownership of Shares of the Acquiring Funds
[EXHIBIT E]	Comparison of Fundamental and Certain Non-Fundamental Investment Limitations
[EXHIBIT F]	Form of Agreement and Plan of Reorganization

i

          No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Joint Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

ii

PROPOSAL:
APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION
Summary
          On October 19, 2009, Morgan Stanley entered into an agreement (the “Transaction Agreement”) to sell most of its retail asset management business, including the investment adviser, distributor and certain other affiliated service providers of the VK Funds, to Invesco Ltd. (“Invesco”), a leading independent global investment management company (the “Transaction”). Under the terms of the Transaction Agreement, Invesco will receive a diversified business with approximately $119 billion in assets under management across equity, fixed income, alternatives and unit investment trusts and Morgan Stanley will receive cash and a minority equity interest in Invesco valued at $1.5 billion in the aggregate. In connection with the Transaction, the VK Board was asked to approve the reorganization of each VK Fund to an existing fund on the Invesco mutual fund platform by transferring the assets and liabilities of each VK Fund to a corresponding Acquiring Fund with substantially similar investment objectives, principal investment strategies and risks as the corresponding VK Fund.
          In December 2009, the Board of each VK Fund unanimously voted to approve each Reorganization, subject to approval by shareholders of the applicable VK Fund and other closing conditions. In the Reorganizations, each VK Fund will transfer its assets and liabilities to its corresponding Acquiring Fund. The Acquiring Fund will then issue shares to the VK Fund, which will distribute such shares to shareholders of the VK Fund. Any shares you own of a VK Fund at the time of the Reorganization will be cancelled and you will receive shares, in the same or a comparable share class, of the corresponding Acquiring Fund having an aggregate value equal to the value of your shares of the VK Fund. Each Reorganization is expected to be treated as a tax-free reorganization for U.S. federal income tax purposes, as discussed below under “Federal Income Tax Consequences.” If approved by shareholders and if certain other conditions are met, each Reorganization is expected to occur in the second quarter of 2010.
Reasons for the Reorganization
          The VK Board considered the Transaction and each proposed Reorganization and concluded that participation in the proposed Reorganization is in the best interests of each VK Fund and its shareholders. In reaching that conclusion, the VK Board considered, among other things:
1.	The reputation, financial strength and resources of Invesco, one of the world’s leading independent global investment management firms;
2.	There is not expected to be any diminution in the nature, quality and extent of services provided to the VK Funds and shareholders as a result of the Transaction;
3.	The substantially similar investment objectives, principal investment strategies and risks of the VK Funds and the corresponding Acquiring Funds;
4.	The transition from current service providers to post-Transaction service providers will not have any foreseeable adverse effect on shareholders;
5.	Invesco will provide a two-year contractual guaranty that Invesco will waive its advisory fee or reimburse expenses in order to maintain a minimum yield of at least 0.01%;
6.	Morgan Stanley and Invesco will pay all expenses of the VK Funds in connection with the Transaction;
7.	Four members of the current VK Board will join the Board of Trustees of the Acquiring Funds and participate in the oversight of such Acquiring Funds;
8.	Invesco’s current operations and business strategy are consistent with, and complementary to, the successful operation of its subsidiary, Invesco Advisers, Inc., the investment adviser to the Acquiring Funds (“Invesco Advisers”);

9.	Shareholders are expected to face no adverse tax consequences as a result of the Transaction or the Reorganizations; and
10.	Invesco and Morgan Stanley have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the Investment Company Act of 1940, as amended (the “1940 Act”).
For a more complete discussion of the factors considered by the VK Board in approving the Reorganization, see the section entitled “Board Considerations” in this Joint Proxy Statement/Prospectus.
Comparison of Investment Objectives
          Each of the VK Funds and the Acquiring Funds is a registered investment company operating as a “money market fund” in accordance with Rule 2a-7 under the 1940 Act. Each Acquiring Fund’s investment objective and strategies are substantially similar to those of the corresponding VK Fund. As a result, the principal risks of investing in a VK fund are substantially the same as the principal risks of the corresponding Acquiring Fund.
          Van Kampen Money Market Fund’s investment objective to seek protection of capital and high current income. AIM Money Market Fund’s investment objective to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
          Van Kampen Tax Free Money Fund’s investment objective is to seek to provide investors with a high level of current income exempt from federal income taxes consistent with the preservation of capital and liquidity through investments in a diversified portfolio of municipal securities that will mature within twelve months of the date of purchase. AIM Tax-Exempt Cash Fund’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
          The VK Funds’ investment objectives are “fundamental,” which means that they cannot be changed without shareholder approval. However, consistent with the other AIM Funds, the Acquiring Funds have investment objectives that are classified as non-fundamental. This means that the Board of Trustees of an Acquiring Fund can change its investment objective without shareholder approval, although there is no present intention to do so. Thus, the Reorganizations will result in a change in the right of shareholders of the VK Funds to vote on changes to the investment objective of their VK Fund.
Comparison of Principal Investment Strategies

          Each of the VK Funds and the Acquiring Funds is a money market fund that operates pursuant to Rule 2a-7 under the 1940 Act, which requires that such funds’ investments meet certain maturity, quality and diversification standards. Each of the VK Funds and the Acquiring Funds seeks to maintain a constant net asset value of 1.00 per share and generally invest in the same types of securities. Below is a brief comparison of the principal investment strategies of each Fund.
          Van Kampen Money Market Fund Compared with AIM Money Market Fund
          Van Kampen Money Market Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing in a diversified portfolio of U.S. dollar-denominated money-market securities, including U.S. government securities, high quality domestic and foreign bank obligations, commercial paper and repurchase agreements secured by such obligations. Van Kampen Money Market Fund invests in high-quality money-market securities with remaining maturities of 13 months or less and with a dollar-weighted average maturity of 90 days or less. In selecting securities for investment, the Fund’s investment adviser seeks to invest in those securities that it believes entail reasonable risk considered in relation to Van Kampen Money Market Fund’s investment policies and may sell such securities in order to increase the yield or to adjust the average maturity or credit quality of Van Kampen Money Market Fund’s investment portfolio.
          Similarly, AIM Money Market Fund invests only in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) taxable municipal securities; (vi) master notes; and (vii) cash equivalents. AIM Money Market Fund may invest in securities issued or guaranteed by companies in the financial services industry. Unlike Van Kampen Money Market Fund, AIM Money Market Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. AIM Money Market Fund will limit investments to certain highly-rated securities, known as “First Tier Securities,” at the time of acquisition. In selecting securities for AIM Money Market Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The portfolio managers conduct a credit analysis of each potential issuer prior to the purchase of its securities. The portfolio managers normally hold portfolio securities to maturity. The portfolio managers of AIM Money Market Fund consider selling a security: (i) if the issuer’s credit quality declines, (ii) as a result of interest rate changes, or (iii) to enhance yield.
          Van Kampen Tax Free Money Fund Compared with AIM Tax-Exempt Cash Fund
          Van Kampen Tax Free Money Fund and AIM Tax-Exempt Cash Fund are both money market funds that seek to provide investors with income that is exempt from federal income tax and invest in those securities that meet maturity, quality and diversification standards with which money market funds must comply.
          Van Kampen Tax Free Money Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of high-quality municipal securities. Municipal securities generally are issued by state and local governments or regional governmental authorities to raise money for their daily operations or special projects and the interest on which (in the opinion of bond counsel or other counsel to Van Kampen Tax Free Money Fund) is exempt from federal income tax at the time of issuance. Under normal market conditions, up to 100%, but not less than 80% of Van Kampen Tax Free Money Fund’s assets are invested in such securities. Van Kampen Tax Free Money Fund invests in money market securities with remaining maturities of not more than 12 months and with a dollar-weighted average maturity of not more than 90 days. All of Van Kampen Tax Free Money Fund’s investments are subject to the limitation that they mature within one year of the date of their purchase or are subject to repurchase agreements maturing in one year. These policies are fundamental policies of Van Kampen Tax Free Money Fund and cannot be changed without shareholder approval. Van Kampen Tax Free Money Fund may invest in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities, or securities that are fully collateralized by such obligations. Under normal market conditions, Van Kampen Tax Free Money Fund may from time to time invest temporarily up to 20% of its net assets in taxable securities (or municipal securities subject to the federal alternative minimum tax) of at least comparable quality to the municipal securities in which it invests. Van Kampen Tax Free Money Fund buys and sells securities for investment with a view to seeking a high level of tax-exempt interest income. In selecting securities for investment, Van Kampen Tax Free Money Fund’s investment adviser seeks those securities that it believes entail reasonable credit risk considered in relation to Van Kampen Tax Free Money Fund’s investment policies. Van Kampen Tax Free Money Fund’s investment adviser may sell such securities to adjust the average maturity or credit quality of Van Kampen Tax Free Money Fund’s investment portfolio.
          Similarly, AIM Tax-Exempt Cash Fund normally invests at least 80% of its assets in debt securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. AIM Tax-Exempt Cash Fund invests only in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) municipal securities, which may include tax-exempt commercial paper; and (ii) cash equivalents. AIM Tax-Exempt Cash Fund invests only in municipal securities that are: (1) rated in the highest rating category by two nationally recognized statistical rating organizations (such an entity is referred to as an “NRSRO”); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) unrated but deemed to be of comparable quality by the Fund’s investment adviser. Some of AIM Tax-Exempt Cash Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Like Van Kampen Tax Free Money Fund, AIM Tax-Exempt Cash Fund may invest up to 20% of its net assets in money market instruments that may be subject to federal taxes, including Treasury securities, repurchase agreements, bankers’ acceptances, commercial paper, U.S. dollar-denominated foreign securities and master notes. AIM Tax-Exempt Cash Fund may invest in synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees. Such securities are treated as municipal securities by AIM Tax-Exempt Cash Fund. Other securities held by AIM Tax-Exempt Cash Fund may be structured with demand features which have the effect of shortening the security’s maturity. None of these policies are fundamental policies of AIM Tax-Exempt Cash Fund and may be changed by such Fund’s Board of Trustees without shareholder approval, although no changes are currently anticipated. The portfolio managers of AIM Tax-Exempt Cash Fund manage liquidity by trading in daily and weekly variable-rate demand notes. The portfolio managers consider selling a security: (i) if the issuer’s credit quality declines, (ii) if a geographic region in which the issuer’s in which AIM Tax-Exempt Cash Fund invests are located undergoes a negative change, (iii) as a result of interest rate changes, or (iv) to enhance yield.
Comparison of Fundamental and Related Non-Fundamental Investment Restrictions
          Fundamental investment restrictions of a Fund are investment restrictions that cannot be changed without the approval of the lesser of (i) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. Non-fundamental investment limitations of a fund can be changed by a Fund’s board of trustees.
          The VK Funds and the Acquiring Funds generally have similar fundamental investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and concentrating in particular industries. The VK Funds have investment restrictions that are vestiges of compliance with certain state “blue sky” laws and regulations that prohibited certain types of investments prior to the passage of the National Securities Markets Improvement Act of 1996 (“NSMIA”), which largely preempted such state laws and regulations. These pre-NSMIA fundamental investment restrictions, which do not apply to the Acquiring Funds, include restrictions on investments in companies having a record together with predecessors of less than three years continuous operation, purchasing securities of companies whose securities are owned by Fund officers, and investing in oil and gas schemes. For more information about the fundamental and non-fundamental investment policies, please see Exhibit E. The full list of each Fund’s investment policies and limitations may also be found in its SAI.
Comparison of Performance
          As a basis for evaluating the Funds’ performance and risks, the table below shows each Fund’s average annual total returns for the periods ended December 31, 2009 (the most recently completed calendar year.)
          The Funds’ performance figures for the Class B shares and Class C shares include the maximum contingent deferred sales charges paid by investors. The “Past 10 Years” performance for Class B shares below reflects the conversion of such shares into Class A shares eight years after the end of the calendar month in which the shares were purchased. The information for AIM Money Market Fund is for Class A shares, Class B shares and Class C shares, instead of the Class A5, Class B5 and Class C5 shares (which are discussed herein under “Comparison of Share Classes and Distribution Arrangements”) that are being issued pursuant to the Reorganization. Class A5, Class B5, and Class C5 of AIM Money Market Fund are new. All classes of a Fund invest in the same portfolio securities but have different expenses and will therefore have different returns. Remember that past performance of a Fund is not indicative of its future performance.

Average Annual Total Returns
for the Periods Ended
December 31, 2009
Van Kampen Money Market Fund	Past 1 Year	Past 5 Years	Past 10 Years
Class A Shares	%	%	%
Class B Shares	%	%	%
Class C Shares	%	%	%

Average Annual Total Returns
for the Periods Ended
December 31, 2009
AIM Money Market Fund	Past 1 Year	Past 5 Years	Past 10 Years
Class A Shares	%	%	%
Class B Shares	%	%	%
Class C Shares	%	%	%

Average Annual Total Returns
for the Periods Ended
December 31, 2009
Van Kampen Tax Free Money Fund	Past 1 Year	Past 5 Years	Past 10 Years
Shares	%	%	%

Average Annual Total Returns
for the Periods Ended
December 31, 2009
AIM Tax-Exempt Cash Fund	Past 1 Year	Past 5 Years	Past 10 Years
Class A Shares	%	%	%

Comparison of Fees and Expenses
          The following tables compare the shareholder fees and annual operating expenses of each VK Fund, expressed as a percentage of net assets (“expense ratios”), with the shareholder fees and pro forma expense ratios of the corresponding Acquiring Fund and the pro forma operating expense ratios for each corresponding Acquiring Fund, reflecting the anticipated effects of the Reorganization as if the Reorganization had been completed at the end of the Acquiring Fund’s last fiscal year. The pro forma expense ratios shown project anticipated expenses but actual expenses may be greater or less than those shown. VK Fund shareholders will not have to pay any sales charge, commission or other transaction fee on shares of the Acquiring Fund received as part of a Reorganization.
          Invesco Advisers has contractually agreed to waive its advisory fee or reimburse fund expenses through at least June 30, 2012, in order to maintain a minimum yield of at least 0.01%. For further discussion regarding the VK Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “Board Considerations” in this Joint Proxy Statement/Prospectus.

Van Kampen Money Market Fund Class A Shares into
AIM Money Market Fund Class A5 Shares

	Van Kampen Money	AIM Money Market
Shareholder Fees	Market Fund	Fund
(fees paid directly from your investment)	Class A	Class A5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	None

Maximum sales charge (load) imposed on reinvested dividends (as a percentage of net assets)	None	None

Account Maintenance (Low Balance) Fee (for accounts generally under $750)	$12/yr	None

			Pro Forma
			AIM Money Market Fund
	Van Kampen Money	AIM Money Market	Class A5 (assumes
Annual Fund Operating Expenses	Market Fund[1]	Fund[1]	Reorganization was
(expenses deducted from Fund assets)	Class A	Class A5	completed)[2]
Management fees	0.39%[3]	0.39%	0.37%
Distribution and service (12b-1) fees	0.15%	0.15%	0.15%
Other expenses	0.31%	0.29%	0.30%
Total annual Fund operating expenses	0.85%[3]	0.83%[4]	0.82%[5]

1.	Expense ratios shown are estimates based on the annual fund operating expenses for the most recent fiscal year of the Funds (May 31, 2009 for Van Kampen Money Market Fund and July 31, 2009 for AIM Money Market Fund). Because Class A5 is a new class, the ratios shown for AIM Money Market Fund are based on the expenses for Cash Reserve shares, adjusted to reflect the differences in the expense structure of Class A5 shares. There is no guarantee that actual expenses will be the same as those shown in the table.

2.	Pro forma numbers are estimated as if the Reorganization had been completed as of July 31, 2009. There is no guarantee that actual expenses will be the same as those shown in the table.

3.	Van Kampen Money Market Fund’s investment adviser is currently waiving or reimbursing all or a portion of Van Kampen Money Market Fund’s management fees or other expenses to the extent that total expenses exceed total income on a daily basis. The fee waivers and/or expense reimbursements are expected to continue until such time as Van Kampen Money Market Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action appropriate, and are not reflected in the table. Total annual fund operating expenses after waivers and reimbursements are 0.64%.

4.	AIM Money Market Fund’s adviser and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. These agreements may be modified or adjusted at any time without further notice to investors, and are not reflected in the table.

5.	Invesco has agreed to waive its advisory fee or reimburse fund expenses to AIM Money Market Fund through at least June 30, 2012, in order to maintain a minimum yield of at least 0.01%. This agreement is not reflected in the table.

          This Example is intended to help you compare the costs of investing in the Class A shares of Van Kampen Money Market Fund and Class A5 shares of AIM Money Market Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in Class A5 shares of AIM Money Market Fund after giving effect to the Reorganization are also provided. All costs are based upon the information set forth in the Fee Table above.
          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions you would pay the following expenses depending upon whether or not you redeemed your shares at the end of the period shown. You would pay the following expenses if you did redeem your shares:

	One	Three	Five	Ten
	Year	Years	Years	Years
Van Kampen Money Market Fund Class A	$87	$271	$471	$1,049
AIM Money Market Fund Class A5	$85	$265	$460	$1,025
AIM Money Market Fund Class A5 — Pro Forma	$84	$262	$455	$1,014
          You would pay the following expenses if you did not redeem your shares:

	One	Three	Five	Ten
	Year	Years	Years	Years
Van Kampen Money Market Fund Class A	$87	$271	$471	$1,049
AIM Money Market Fund Class A5	$85	$265	$460	$1,025
AIM Money Market Fund Class A5 — Pro Forma	$84	$262	$455	$1,014
          The Example is not a representation of past or future expenses. AIM Money Market Fund’s and Van Kampen Money Market Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent Van Kampen Money Market Fund’s or AIM Money Market Fund’s projected or actual performance.

Van Kampen Money Market Fund Class B Shares into
AIM Money Market Fund Class B5 Shares

	Van Kampen Money	AIM Money Market
Shareholder Fees	Market Fund	Fund
(fees paid directly from your investment)	Class B	Class B5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	4.00%[1]	5.00%[1]

Maximum sales charge (load) imposed on reinvested dividends (as a percentage of net assets)	None	None

Account Maintenance (Low Balance) Fee (for accounts generally under $750)	$12/yr	None

			Pro Forma
			AIM Money Market Fund
	Van Kampen Money		Projected (assumes
	Market	AIM Money Market	Reorganization was
Annual Fund Operating Expenses	Fund[2]	Fund[2]	completed)[3]
(expenses deducted from Fund assets)	Class B	Class B5	Class B5
Management fees	0.39%[4]	0.39%	0.37%
Distribution and service (12b-1) fees	0.90%	0.90%	0.90%
Other expenses	0.32%	0.29%	0.30%
Total annual Fund operating expenses	1.61%[4]	1.58%[5]	1.57%[6]

1.	The maximum deferred sales charge for Van Kampen Money Market Fund is 4.00% in the first year after purchase, 4.00% in the second year, 3.00% in the third year; 2.50% in the fourth year, 1.50% during the fifth year after purchase and zero thereafter. The maximum deferred sales charge for AIM Money Market Fund is 5.00% in the first year after purchase, 4.00% in the second year, 3.00% in the third year, 3.00% in the fourth year, 2.00% in the fifth year, 1.00% in the sixth year after purchase and zero thereafter. The VK Fund deferred sales charge schedule will continue to appply to the AIM Money Market Fund Class B5 shares you receive in connection with the Reorganization, and such shares will be deemed to have been purchased on the date that you purchased your Class B VK Fund shares. However, AIM Money Market Fund’s Class B5 deferred sales charge schedule will apply to any Class B5 shares that you purchase after the Reorganization.

2.	Expense ratios shown are estimates based on the annual fund operating expenses for the most recent fiscal year of the Funds (May 31, 2009 for Van Kampen Money Market Fund and July 31, 2009 for AIM Money Market Fund). Because Class B5 is a new class, the ratios shown for Class B5 are based on the expenses for Class B shares. There is no guarantee that actual expenses will be the same as those shown in the table.

3.	Pro forma numbers are estimated as if the Reorganization had been completed as of July 31, 2009. There is no guarantee that actual expenses will be the same as those shown in the table.

4.	Van Kampen Money Market Fund’s investment adviser is currently waiving or reimbursing all or a portion of Van Kampen Money Market Fund’s management fees or other expenses to the extent that total expenses exceed total income on a daily basis. The fee waivers and/or expense reimbursements are expected to continue until such time as Van Kampen Money Market Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action appropriate, and are not reflected in the table. Total annual fund operating expenses after waivers and reimbursements are 1.39%.

5.	AIM Money Market Fund’s adviser and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. These agreements may be modified or adjusted at any time without further notice to investors, and are not reflected in the table.

6.	Invesco has agreed to waive its advisory fee or reimburse fund expenses to AIM Money Market Fund through at least June 30, 2012, in order to maintain a minimum yield of at least 0.01%. This agreement is not reflected in the table.
          This Example is intended to help you compare the costs of investing in Class B shares of Van Kampen Money Market Fund and Class B5 shares of AIM Money Market Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in Class B5 shares of AIM Money Market Fund after giving effect to the Reorganization are also provided. All costs are based upon the information set forth in the Fee Table above.
          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions you would pay the following expenses depending upon whether or not you redeemed your shares at the end of the period shown. You would pay the following expenses if you did redeem your shares:

	One	Three	Five	Ten
	Year	Years	Years	Years
Van Kampen Money Market Fund Class B	$564	$808	$1,026	$1,708
AIM Money Market Fund Class B5	$661	$799	$1,060	$1,677
AIM Money Market Fund Class B5 — Pro Forma	$660	$796	$1,055	$1,666
          You would pay the following expenses if you did not redeem your shares:

	One	Three	Five	Ten
	Year	Years	Years	Years
Van Kampen Money Market Fund Class B	$164	$508	$876	$1,708
AIM Money Market Fund Class B5	$161	$499	$860	$1,677
AIM Money Market Fund Class B5 — Pro Forma	$160	$496	$855	$1,666
          The Example is not a representation of past or future expenses. AIM Money Market Fund’s and Van Kampen Money Market Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent Van Kampen Money Market Fund’s or AIM Money Market Fund’s projected or actual performance.

Van Kampen Money Market Fund Class C Shares into
AIM Money Market Fund Class C5 Shares

	Van Kampen Money	AIM Money Market
Shareholder Fees	Market Fund	Fund
(fees paid directly from your investment)	Class C	Class C5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%[1]	1.00%[1]

Maximum sales charge (load) imposed on reinvested dividends (as a percentage of net assets)	None	None

Account Maintenance (Low Balance) Fee (for accounts generally under $750)	$12/yr	None

			Pro Forma
			AIM Money Market Fund
	Van Kampen Money		(assumes
	Market	AIM Money Market	Reorganization was
Annual Fund Operating Expenses	Fund[2]	Fund[2]	completed)[3]
(expenses deducted from Fund assets)	Class C	Class C5	Class C5
Management fees	0.39%[4]	0.39%	0.37%
Distribution and service (12b-1) fees	0.90%	0.90%	0.90%
Other expenses	0.32%	0.29%	0.30%
Total annual Fund operating expenses	1.61%[4]	1.58%[5]	1.57%[6]

1.	The maximum deferred sales charge is 1.00% in the first year after purchase and zero thereafter.

2.	Expense ratios shown are estimates based on the annual fund operating expenses for the most recent fiscal year of the Funds (May 31, 2009 for Van Kampen Money Market Fund and July 31, 2009 for AIM Money Market Fund). Because Class C5 is a new class, the ratios shown for Class C5 are based on the expenses for Class C shares. There is no guarantee that actual expenses will be the same as those shown in the table.

3.	Pro forma numbers are estimated as if the Reorganization had been completed as of July 31, 2009. There is no guarantee that actual expenses will be the same as those shown in the table.

4.	Van Kampen Money Market Fund’s investment adviser is currently waiving or reimbursing all or a portion of Van Kampen Money Market Fund’s management fees or other expenses to the extent that total expenses exceed total income on a daily basis. The fee waivers and/or expense reimbursements are expected to continue until such time as Van Kampen Money Market Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action appropriate, and are not reflected in the table. Total annual fund operating expenses after waivers and reimbursements are 1.40%.

5.	AIM Money Market Fund’s adviser and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. These agreements may be modified or adjusted at any time without further notice to investors, and are not reflected in the table.

6.	Invesco has agreed to waive its advisory fee or reimburse fund expenses to AIM Money Market Fund through at least June 30, 2012, in order to maintain a minimum yield of at least 0.01%. This agreement is not reflected in the table.
          This Example is intended to help you compare the costs of investing in Class C shares of Van Kampen Money Market Fund and Class C5 shares of AIM Money Market Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in Class C5 shares of AIM Money Market Fund after giving effect to the Reorganization are also provided. All costs are based upon the information set forth in the Fee Table above.
          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions, you would pay the following expenses depending on whether or not you redeemed your shares at the end of the period shown. You would pay the following expenses if you did redeem your shares:

	One	Three	Five	Ten
	Year	Years	Years	Years
Van Kampen Money Market Fund Class C	$264	$508	$876	$1,911
AIM Money Market Fund Class C5	$261	$499	$860	$1,878
AIM Money Market Fund Class C5 —Pro Forma	$260	$496	$855	$1,867
          You would pay the following expenses if you did not redeem your shares:

	One	Three	Five	Ten
	Year	Years	Years	Years
Van Kampen Money Market Fund Class C	$164	$508	$876	$1,911
AIM Money Market Fund Class C5	$161	$499	$860	$1,878
AIM Money Market Fund Class C5 — Pro Forma	$160	$496	$855	$1,867
          The Example is not a representation of past or future expenses. AIM Money Market Fund’s and Van Kampen Money Market Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent Van Kampen Money Market Fund’s or AIM Money Market Fund’s projected or actual performance.

Van Kampen Tax Free Money Fund Shares into
AIM Tax-Exempt Cash Fund Class A

	Van Kampen Tax	AIM Tax-Exempt
Shareholder Fees	Free Money Fund	Cash Fund
(fees paid directly from your investment)	Shares	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None[1]	None

Maximum sales charge (load) imposed on reinvested dividends (as a percentage of net assets)	None	None

Account Maintenance (Low Balance) Fee (for accounts generally under $750)	$12/yr	None

Pro Forma
	Van		AIM Tax-Exempt
	Kampen	AIM Tax-	Cash Fund
	Tax Free	Exempt	(assumes
	Money	Cash	Reorganization was
Annual Fund Operating Expenses	Fund[1]	Fund[1]	completed)[2]
(expenses deducted from Fund assets)	Shares	Class A	Class A
Management fees	0.45%[3]	0.35%	0.35%
Distribution and service (12b-1) fees	0.25%	0.10%	0.10%
Other expenses	0.69%	0.58%	0.54%
Total annual Fund operating expenses	1.39%[3]	1.03%[4]	0.99%[5]

1.	Expense ratios shown are estimates based on the annual fund operating expenses for the most recent fiscal year of the Funds (June 30, 2009 for Van Kampen Tax Free Money Fund and March 31, 2009 for AIM Tax-Exempt Cash Fund). There is no guarantee that actual expenses will be the same as those shown in the table.

2.	Pro forma numbers are estimated as if the Reorganization had been completed as of March 31, 2009. There is no guarantee that actual expenses will be the same as those shown in the table.

3.	Van Kampen Tax Free Money Fund’s investment adviser is currently waiving or reimbursing all or a portion of Van Kampen Tax Free Money Fund’s total expenses to the extent that total expenses exceed total income on a daily basis. The fee waivers or expense reimbursements are expected to continue until such time that Van Kampen Tax Free Money Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate, and are not reflected in the table. Total annual fund operating expenses after waivers and reimbursements are 0.66%.

4.	AIM Tax-Exempt Cash Fund’s investment adviser and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. These agreements may be modified or discontinued at any time without further notice to investors, and are not reflected in the table.

5.	Invesco has agreed to waive its advisory fee or reimburse fund expenses to AIM Tax-Exempt Cash Fund through at least June 30, 2012, in order to maintain a minimum yield of at least 0.01%. This agreement is not reflected in the table.

          This Example is intended to help you compare the costs of investing in shares of Van Kampen Tax Free Fund and Class A shares of AIM Tax-Exempt Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in Class A shares of AIM Tax-Exempt Cash Fund after giving effect to the Reorganization. All costs are based upon the information set forth in the Fee Table above.
          The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions, you would pay the following expenses regardless of whether you redeemed your shares at the end of the period shown. You would pay the following expenses if you did redeem your shares:

	One	Three	Five	Ten
	Year	Years	Years	Years
Van Kampen Tax Free Money Fund Shares	$142	$440	$761	$1,669
AIM Tax-Exempt Cash Fund Class A	$105	$328	$569	$1,259
AIM Tax-Exempt Cash Fund Class A — Pro Forma	$101	$315	$547	$1,213
Comparison of Investment Advisers
          Van Kampen Asset Management (“VK Adviser”) is the investment adviser for each VK Fund. VK Adviser is a wholly owned subsidiary of Van Kampen Investments Inc. (“Van Kampen”) with its principal office located at 522 Fifth Avenue, New York, New York 10036. Van Kampen is a diversified asset management company that services more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $[___] billion under management or supervision as of [                    ], 20[___]. Van Kampen is currently an indirect, wholly owned subsidiary of Morgan Stanley. Morgan Stanley is a preeminent global financial services firm that provides a wide range of investment banking, securities, investment management and wealth management services. If the Transaction is consummated, VK Adviser will become an indirect, wholly owned subsidiary of Invesco. Invesco is a global investment management company that provides a comprehensive array of investment solutions for retail, institutional and high net worth clients around the world. Invesco operates in 20 countries and its principal U.S. office is located in Atlanta, Georgia.
          Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Acquiring Fund. Invesco Advisers manages the investment operations of the Acquiring Funds. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers (and its predecessor) has acted as an investment advisor since its organization in 1976. As of [                    ], 20[___], Invesco Advisers had $[___] billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.
          Under the current VK Adviser advisory agreements, VK Adviser manages the investment and reinvestment of assets for each VK Fund in accordance with such VK Fund’s investment objectives, policies and investment restrictions, subject to the review and supervision of the VK Board. Except as described below, there are no material differences between the terms of the investment advisory agreements between Invesco Advisers and the Acquiring Funds (“Invesco Advisers Advisory Agreements”) and the terms of the current advisory agreements of between VK Adviser and the VK Funds.
     Under an investment advisory agreement between VK Adviser and Van Kampen Money Market Fund, Van Kampen Money Market Fund pays VK Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum
First $250 million	0.450%
Next $500 million	0.375%
Next $500 million	0.325%
Next $250 million	0.300%
Next $250 million	0.275%
Next $500 million	0.250%
Next $500 million	0.225%
Next $12.25 billion	0.200%
Next $2.5 billion	0.199%
Next $7.5 billion	0.198%
Next $5 billion	0.197%
Over $30 billion	0.196%
     Under an investment advisory agreement between Invesco Advisers and AIM Money Market Fund, AIM Money Market Fund pays Invesco Advisers a monthly fee computed based upon an annual rate applied to the average daily net assets of AIM Money Market Fund as follows:

Average Daily Net Assets	% Per Annum
First $1 billion	0.40%
Over $1 billion	0.35%
     Under an investment advisory agreement between VK Adviser and Van Kampen Tax Free Money Fund, Van Kampen Tax Free Money Fund pays VK Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum
First $500 million	0.450%
Next $250 million	0.375%
Next $250 million	0.325%
Next $500 million	0.300%
Next $500 million	0.275%
Next $500 million	0.250%
Next $500 million	0.225%
Next $12 billion	0.200%
Over $15 billion	0.199%
     Under an investment advisory agreement between Invesco Advisers and AIM Tax Exempt Cash Fund, AIM Tax Exempt Cash Fund pays Invesco Advisers a monthly fee computed based upon an annual rate of 0.35% applied to the average daily net assets of the Fund.
          Delegation to subadvisers. Each Invesco Advisers Advisory Agreement provides that Invesco Advisors may delegate any and all of its rights, duties or obligations to one or more wholly owned affiliates of Invesco as sub-advisers pursuant to a master sub-advisory agreement (the “Master Sub-Advisory Agreement”). Pursuant to the Master Sub-Advisory Agreement, affiliated subadvisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to an Acquiring Fund. These affiliated subadvisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Asset Management (Japan) Limited;

•	Invesco Australia Limited;

•	Invesco Hong Kong Limited;

•	Invesco Senior Secured Management, Inc.; and

•	Invesco Trimark Ltd.
          Securities lending. The Invesco Advisers Advisory Agreement stipulates that Invesco Advisers will provide certain services to the Acquiring Funds in connection with any securities lending practices such Acquiring Funds may adopt. Neither the Acquiring Funds nor the VK Funds currently engage in securities lending.
          Potential Pre-Reorganization Interim Investment Advisory Agreement. The closing of the Transaction automatically terminates each VK Fund’s current investment advisory contract with VK Advisers under the 1940 Act. If shareholders of a VK Fund have not approved the Reorganization of such VK Fund by the time of closing of the Transaction, it is anticipated that the VK Fund would follow Rule 15a-4 under the 1940 Act, which permits the VK Board to approve that VK Fund entering into an interim investment advisory contract pursuant to which an interim adviser may serve as the investment adviser to the VK Fund for a period not to exceed 150 days following the termination of the current advisory agreement, to be able to continue uninterrupted portfolio management services for such VK Fund. After the 150 day period has expired, if shareholders of a VK Fund have still not approved the Reorganization, the VK Board will consider what additional action to take.
Comparison of Other Service Providers
          The following table identifies the principal service providers that service the VK Funds and the Acquiring Funds:

	Van Kampen Funds	Acquiring Funds
Accounting Services/Administrator:	Van Kampen Asset Management	Invesco Advisers, Inc.

Custodian:	State Street Bank and Trust Company	The Bank of New York Mellon

Transfer Agent:	Van Kampen Investor Services, Inc.	Invesco Aim Investment Services, Inc.

	Van Kampen Funds	Acquiring Funds
Distributor:	Van Kampen Funds, Inc.	Invesco Aim Distributors, Inc.

Auditor:	Ernst & Young LLP	PricewaterhouseCoopers LLP
          Except as described below, there are no material differences in the types of services provided by the services providers to the Acquiring Funds and the VK Funds.
Comparison of Share Classes and Distribution Arrangements
          Each share class of a VK Fund will be reorganized into a specific share class of the corresponding Acquiring Fund, which are described below and in Exhibit A of this Joint Proxy Statement/Prospectus. The following section describes the different distribution arrangements and eligibility requirements among the various share classes of the Funds.
          Share Classes and Distribution Arrangements Van Kampen Funds Inc. (“VK Distributors”), a wholly-owned subsidiary of Van Kampen, acts as the principal underwriter for the VK Funds pursuant to a written agreement (“VK Funds Distribution Agreement”). Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”), a wholly-owned subsidiary of Invesco Advisers, is the principal underwriter for the Acquiring Funds pursuant to a written agreement (“Acquiring Funds Distribution Agreement” and, together with the VK Funds Distribution Agreement, the “Distribution Agreements”). The Distribution Agreements provide that VK Distributors and Invesco Aim Distributors have the exclusive right to distribute shares of the VK Funds and the Acquiring Funds, respectively, on a continuous basis directly and through authorized financial intermediaries.
          Class Structure. Class A, Class B, and Class C shares of Van Kampen Money Market Fund, shares of Van Kampen Tax Free Money Fund, Class A5, Class B5, and Class C5 shares of AIM Money Market Fund and Class A shares of the AIM Tax-Exempt Cash Fund each offer a distinct structure of sales charges, distribution and service fees, and reductions and waivers thereto, which are designed to address a variety of investment needs. The sales charges, distribution and service fees and eligibility requirements of the VK Funds and Acquiring Funds are described, and material differences are highlighted, in the following sub-sections.
          Eligible Investors. Class A, Class B and Class C shares of Van Kampen Money Market Fund and shares of Van Kampen Tax Free Money Fund are generally available for purchase on any business day by retail investors through authorized dealers. AIM Money Market Fund’s Class A5, B5, and C5 shares were created specifically for the Reorganization and are closed to new investors; only investors who have continuously maintained an account in Class A5, B5, and C5 in AIM Money Market Fund may make additional purchases into Class A5, B5, and C5, respectively. Class A shares of AIM Tax-Exempt Cash Fund are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations, and eligible employee benefit plans. Additional information about the eligibility requirements to purchase the VK Funds’ share classes and the Acquiring Funds’ share classes is available in their respective prospectuses and SAIs.
          Distribution Plans and Service Plans. The VK Funds have adopted a distribution plan (the “VK Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act and a service plan (the “VK Service Plan”), with respect to each class of its shares. Pursuant to the VK Distribution Plan and the VK Service Plan, for Van Kampen Money Market Fund, payments may be made at the annual rate of up to 0.15% of average daily net assets attributable to Class A shares and at the annual rate of up to 0.90% of average daily net assets attributable to Class B and Class C shares; from such amount, under the VK Service Plan, such Fund may spend up to 0.15% per year of the Fund’s average daily net assets with respect to Class A shares, Class B shares and Class C shares. For Van Kampen Tax Free Money Fund, payments may be at the annual rate of up to 0.25% of average daily net assets attributable to its shares. Amounts received by VK Distributors may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. However, notwithstanding the foregoing expense limits, VK Distributors may be reimbursed from a VK Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. In addition, the VK Funds’ Board has further limited the categories of distribution and shareholder servicing activities for which VK Distributors may be reimbursed. It is not presently known whether the Acquiring Funds’ Board of Trustees will impose any such limitations. However, consistent with Invesco Advisers contractual limitations on net operating expense ratios of the Acquiring Funds as discussed above, it is not expected that the Acquiring Funds’ Board or Invesco Advisers or its affiliates (including Invesco Aim Distributors) would seek to change the limitations previously imposed by the VK Board through at least June 30, 2012. The distribution and shareholder service plans for the classes of the Acquiring Funds offered in the Reorganizations will operate in a similar manner to the VK Distribution Plan and the VK Service Plan.
          The Acquiring Funds have also each adopted a distribution plan (the “Acquiring Fund Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act and a service plan (the “Acquiring Fund Service Plan”) with respect to Class A5, Class B5, and Class C5 shares of AIM Money Market Fund and Class A shares of AIM Tax-Exempt Cash Fund. Pursuant to these plans, each Acquiring Fund is authorized to make payments to Invesco Aim Distributors in connection with the distribution and shareholder services provided with respect to certain classes of its shares. For AIM Tax-Exempt Cash Fund, payments may be made at the annual rate of up to 0.10% of Class A shares. For AIM Money Market Fund, payments may be made at the annual rate of up to 0.15% of average daily net assets attributable to Class A5 shares and at the annual rate of up to 0.90% of average daily net assets attributable to Class B5 and Class C5 shares. The Distribution Plan adopted on behalf of the Class A5 shares, Class B5 shares and the Class C5 shares of AIM Money Market Fund is a reimbursement type plan similar to that adopted by the VK Funds. The Distribution Plan and Service Plan adopted on behalf of the Class A shares of AIM Tax-Exempt Cash Fund is a compensation plan and thus it is possible that the Acquiring Fund Distribution Plan can, in practice, result in payments in excess of the amounts actually paid under the VK Distribution Plan and the VK Service Plan of Van Kampen Tax Free Money Fund.
          Sales Charges, Reductions and Waivers.
          Van Kampen Money Market Fund — Class A Shares, AIM Money Market Fund — Class A5 Shares, and Van Kampen Tax Free Money Fund Shares
          Class A shares of Van Kampen Money Market Fund, Class A5 shares of AIM Money Market Fund, Class A shares of AIM Tax Exempt Cash Fund and shares of Van Kampen Tax Free Money Fund are sold at the offering price, which is the net asset value (“NAV”), without a front-end or contingent deferred sales charge. If you acquire such classes of shares of the Funds through an exchange involving Class A shares of another Fund that were subject to a (“CDSC”), the shares acquired as a result of the exchange will continue to be subject to the same CDSC.
          Van Kampen Money Market Fund Contingent Deferred Sales Charge — Class B Shares and AIM Money Market Fund Contingent Deferred Sales Charge — Class B5 Shares
          You can buy Class B shares of Van Kampen Money Market Fund or Class B5 shares of AIM Money Market Fund at the offering price, which is the NAV, without any front-end sales charge. With Class B shares and Class B5 shares, you can buy the shares at NAV and agree that if you redeem your shares within a certain amount of time of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exemptions apply, as discussed below. With regard to Van Kampen Money Market Fund, the CDSC is assessed on an amount equal to the lesser of the then-current market value of the shares of the historical cost of the shares (which is the amount actually paid at the time of original purchase) being redeemed. With regard to AIM Money Market Fund, the CDSC on redemptions of shares is computed based on the lower of the original purchase price or NAV, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, Class B shares of the VK Funds and the Acquiring Funds are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there are no CDSCs first and, then, shares in the order of their purchase. If you own Class B shares of a VK Fund, the VK Fund CDSC schedule will continue to apply to the Acquiring Fund Class B5 shares that you receive in connection with the Reorganization, and such shares will be deemed to have been purchased on the date that you purchased your Class B VK Fund shares. However, AIM Money Market Fund’s Class B5 CDSC schedule will apply to any Class B5 shares that you purchase after the Reorganization.
          For Van Kampen Money Market Fund, the Class B sales charge is as follows:

Year Since Purchase	CDSC (as a percentage of dollar amount)
First	4.00%
Second	4.00%

Year Since Purchase	CDSC (as a percentage of dollar amount)
Third	3.00%
Fourth	2.50%
Fifth	1.50%
Sixth and After	0.00%
For AIM Money Market Fund, the Class B5 sales charge is as follows:

Year Since Purchase	CDSC (as a percentage of dollar amount)
First	5.00%
Second	4.00%
Third	3.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh and After	0.00%
          Van Kampen Money Market Fund Contingent Deferred Sales Charge — Class C Shares and AIM Money Market Fund Contingent Deferred Sales Charge — Class C5 Shares
          You can buy Class C shares of Van Kampen Money Market Fund and Class C5 shares of AIM Money Market Fund at the offering price, which is the NAV, without a front-end sales charge. The CDSC for Class C shares of Van Kampen Money Market Fund and the Class C5 shares of AIM Money Market Fund are identical. If you sell (redeem) your Class C or Class C5 shares within one year of purchase, you will have to pay a CDSC of 1.00% based on your original purchase price of your shares. Class C or Class C5 shares are not available for purchase of $1 million or more. In determining whether to charge a CDSC, Class C shares of both Van Kampen Money Market Fund and AIM Money Market Fund are accounted for on a first-in-first-out basis, which means that you will redeem shares on which there are no CDSCs first and then shares in the order of their purchase. If you own Class C shares of a VK Fund, the Acquiring Fund Class C shares that you receive in connection with the Reorganization will be deemed to have been purchased on the date that you purchased your Class C VK Fund shares for purposes of calculating whether any CDSC is owed upon the sale of such shares. The CDSC for Class C or Class C5 shares is calculated as discussed above in “Van Kampen Money Market Fund Contingent Deferred Sales Charge — Class B Shares and AIM Money Market Fund Contingent Deferred Sales Charge — Class B Shares.”
          Van Kampen Money Market Fund Contingent Deferred Sales Charge Waiver — Class B and Class C Shares and AIM Money Market Fund Deferred Sales Charge Waiver — Class B5 and Class C5 Shares
          You may qualify for a CDSC waiver. Please see the Van Kampen Money Market Fund Prospectus and SAI, which are incorporated by reference, for information on Van Kampen Money Market Fund’s Class B and Class C shares CDSC exception.
          Class B5 and Class C5 shares of AIM Money Market Fund that are otherwise subject to a CDSC will not be charged a CDSC in the following circumstances:
•	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.

•	If you redeem shares to pay account fees.

•	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
          Class B5 and Class C5 shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

Comparison of Purchase and Redemption Procedures
          Purchase Procedures. The purchase procedures employed by the VK Funds and the Acquiring Funds are similar. The VK Funds and the Acquiring Funds each offer shares through their respective distributor on a continuous basis. Shares of the VK Funds and the Acquiring Funds may be purchased directly through their respective transfer agents and through other authorized financial intermediaries. The purchase price of each share of the VK Funds and the Acquiring Funds is based on the NAV next determined after the order is received in good order by the VK Fund or Acquiring Fund or their respective agent. Shareholders of the Acquiring Funds can make additional purchases in an existing account by mail, telephone, or through the internet.
          Additional information regarding the purchase procedures of the VK Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.
          Investment Minimums. Each class of shares of the VK Funds require a minimum investment of $1,000. For accounts participating in a systematic investment program, the minimum investment is $50. Certain exemptions apply as set forth in the VK Funds’ prospectuses.
          Class A, A5, B5, and C5 shares of the Acquiring Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell accounts). For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell accounts). Certain exemptions apply as set forth in the Acquiring Fund’s prospectuses. The investment minimums required to purchase shares of the Acquiring Funds will be waived in connection with the Reorganization for any VK Fund shareholder whose account balance is less than the required minimum.
          The VK Funds and the Acquiring Funds each maintain a $50 minimum for subsequent investments (with regard to the Acquiring Funds, $25 for IRA, Roth IRA, and Coverdell accounts).
          Redemption Procedures. The redemption procedures employed by the VK Funds and the Acquiring Funds are substantially similar, with a few exceptions. Shareholders of both the VK Funds and the Acquiring Funds may redeem shares by mail, by telephone, through an authorized dealer or financial adviser, and through the Internet. Generally, both the VK Funds and the Acquiring Funds forward redemption proceeds within one day, but no later than seven days, with certain limited exceptions. The VK Funds and the Acquiring Funds each make redemptions in cash, typically by check, electronic bank transfer, or wire. Both the VK Funds and the Acquiring Funds reserve the right to determine whether to satisfy redemption requests by making payments in securities or other property (also known as a redemption in kind).
          Both the VK Funds and the Acquiring Funds reserve the right to redeem shares where a shareholder’s account balance falls below $500, subject to certain limitations. Both the VK Funds and the Acquiring Funds provide notice and an opportunity for shareholders to increase their account balance prior to redeeming the account.
          The VK Funds offer shareholders a check writing privilege, which allows shareholders to write checks against the value of the shares in their account. AIM Money Market Fund does not provide check writing privileges to holders of Class A5 shares, Class B5 shares or Class C5 shares. AIM Tax-Exempt Cash Fund provides check privileges for holders of Class A shares. The check writing privileges of AIM Tax-Exempt Cash Fund differ from those of Van Kampen Tax Free Money Fund in that AIM Tax-Exempt Cash Fund requires checks to be written in amounts of $250 or more, while Van Kampen Tax Free Money Fund requires checks to be written in amounts of $100 or more.
          Redemption Fees. Many mutual funds impose redemption fees on shares held for less than a specified period of time. However, the Funds do not impose redemption fees. Other funds in the VK family of funds and AIM family of funds have redemption fees.
          Low Balance Fees. Van Kampen Money Market Fund and Van Kampen Tax Free Money Fund charge a low balance fee of $12 per year for accounts under $750. The Acquiring Funds do not have an account maintenance fee.

Comparison of Exchange Privileges
          Shares of a VK Fund may generally be exchanged for shares of the same class of other VK Funds that are available for purchase and offer an exchange feature. Exchanges of shares are based on the next determined NAV per share of the VK Fund, subject to certain limitations, exceptions, and procedures. Shares of an Acquiring Fund may also be exchanged for shares of the same class of other Acquiring Funds or other funds in the AIM Family of Funds, subject to certain limitations, exceptions, and procedures. In addition, shareholders of Class A, Class A5, and Class C5 shares of an Acquiring Fund who are otherwise eligible to purchase Class Y shares of the same fund may exchange Class A, Class A5 and Class B5 shares for Class Y shares of the same Acquiring Fund. Class A5 shares may also be exchanged into Class A, Investor Class and AIM Cash Reserves shares. Class B5 and Class C5 shares may also be exchange into Class B and Class C shares, respectively, of the Acquiring Funds.
          Shareholders of a VK Fund or Acquiring Fund seeking to exchange their shares are subject to the exchange policies of the VK Fund or Acquiring Fund into which they are seeking to exchange. In addition, the Fund into which a shareholder is seeking to exchange may have different investment objectives, principal investment strategies, risks, fees (including 12b-1 fees) and other features of which shareholders should be aware before making an exchange. Additional information regarding the exchange privileges of the VK Funds and the Acquiring Funds are available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.
Comparison of Dividend and Distribution Policies and Fiscal Years
          Dividend and Distribution Policies. Each VK Fund and its corresponding Acquiring Fund have similar policies regarding the payment of dividends and distributions. Each VK Fund and its corresponding Acquiring Fund may declare daily and pay monthly dividends of net investment income, if any, and capital gains distributions, if any, are made at least annually. The VK Funds and Acquiring Funds may also declare and pay capital gains distributions more than once per year as permitted by law. The VK Funds and Acquiring Funds automatically reinvest any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash or in shares of an eligible other fund. The amount of dividends and distributions will vary, and there is no guarantee that either the VK Funds or the Acquiring Funds will pay either a dividend from net investment income or a capital gains distribution.
          Additional information regarding the dividend and distribution policies of the VK Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of the prospectuses.
          Fiscal Years. Van Kampen Money Market Fund’s fiscal year ends May 31. AIM Money Market Fund’s fiscal year ends July 31. Van Kampen Tax Free Money Fund’s fiscal year ends June 30. AIM Tax-Exempt Cash Fund’s fiscal year ends March 31. As a result, the Acquiring Funds will deliver annual and semi-annual shareholder reports and updated prospectuses at a different time each year from when the VK Funds delivered this information.
Comparison of Business Structures, Shareholder Rights and Applicable Law
          Each Acquiring Fund and each VK Fund is, or is a series of, a Delaware statutory trust. As a result, there are no material differences between the rights of shareholders under the governing law of the VK Funds and the corresponding Acquiring Funds except differences in the organizational instruments of these entities, which are described below. The following is a discussion of certain important provisions of the organizational instruments and governing laws of each VK Fund and its corresponding Acquiring Fund but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the Fund’s SAI and its governing documents, which are on file with the SEC.
          Shares. When issued and paid for in accordance with the prospectus, shares of both a VK Fund and the corresponding Acquiring Fund are fully paid and non-assessable, have no preemptive or subscription rights, and are freely transferable. Each share of both a VK Fund and the corresponding Acquiring Fund represents an equal interest in such Fund. Shares of each Fund are entitled to receive a pro rata share of distribution of income and capital gains, if any, made with respect to that Fund as are declared by its Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses. Such distributions may be in cash, in kind or in additional Fund shares. In any liquidation of a VK Fund or an Acquiring Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.
Organization and Governing Law
          The VK Funds and the Acquiring Funds are organized as Delaware statutory trusts (“DSTs”) under the Delaware Statutory Trust Act. Each VK Fund and Acquiring Fund organized as a DST is governed by its Declaration of Trust (a “Declaration”) and its By-Laws. The business and affairs of each VK Fund and Acquiring Fund organized as a DST are managed under the supervision of its respective Board of Trustees.
          Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.
          Shareholder Meetings and Rights of Shareholders to Call a Meeting. Neither the VK Funds nor the Acquiring Funds are required to hold annual shareholders’ meetings under the Delaware Statutory Trust Act or their respective Declarations or By-Laws. The governing instruments of each Fund generally provide that special meetings of shareholders may be called for any purpose at any time by the Board, Chairman of the Board or, with respect to a VK Fund, the President. In addition, the governing instruments for each Fund provide that shareholders may call a special meeting of shareholders under certain circumstances. In the case of all Funds, such a meeting may be called for the purpose of voting on the removal of any Trustee upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.
          Submission of Shareholder Proposals. Neither VK Fund has provisions in its governing instruments requiring a VK Fund shareholder to provide notice to the VK Fund in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to all of the Funds, require that certain conditions be met to present any proposals at shareholder meetings, as described below under “Shareholder Proposals.” The By-Laws of the Acquiring Funds require that certain conditions be met to present any shareholder proposals at either an annual or a special meeting of shareholders, including that notice be given to the Acquiring Fund by a shareholder in advance of a shareholder meeting. With respect to a special meeting of shareholders, only that business which is to be brought before the meeting pursuant to the Acquiring Fund’s notice of meeting may be conducted. If the Acquiring Fund’s Board determines to elect Trustees at a special meeting, in order for a shareholder to bring a nomination before such meeting, written notice must be delivered to the Secretary of the Acquiring Fund no later than the 90th day, nor earlier than the 120th day prior to such special meeting or the 10th day following the public announcement of the meeting date. Failure to satisfy the requirements of this advance notice provision will mean that a shareholder may not be able to present a proposal at a meeting.
          Quorum. For each VK Fund, the Declaration and By-Laws provide that a quorum will exist if shareholders entitled to vote a majority of the issued and outstanding shares entitled to vote of the VK Fund on the record date are present at the meeting in person or by proxy. However, a quorum is not necessary to vote on adjournments. The By-Laws of the Acquiring Funds provide that a quorum will exist if shareholders entitled to vote one-third of the outstanding shares present in person or by proxy, unless otherwise provided by law or the Declaration. However, a quorum is not necessary to vote on adjournments.
Shareholder Voting Rights
          Number of Votes; Aggregate Voting. The governing instruments of the VK Funds and Acquiring Funds provide that each shareholder is entitled to one vote for each whole share that they hold, and a fractional vote for each fractional share that they hold. The VK Funds’ Declarations provide that shareholders are not entitled to cumulative voting in the election or removal of Trustees. The Acquiring Funds’ Declarations and By-Laws do not specifically address the issue of cumulative voting, but under applicable law their shareholders are not entitled to cumulative voting. The Declarations of the VK Funds require that matters submitted to shareholders shall be submitted to a separate vote of the shareholders of each VK Fund entitled to vote thereon except (1) when the 1940 Act or other law requires that the matter be submitted to all shareholders of the VK Fund voting together without regard to class or series or (2) the Trustees determine that the matter to be voted upon affects only the rights or interests of one or more series but not all. The governing instruments of the Acquiring Fund provide that all shares shall be voted together, except when required by applicable law or when the Trustees have determined that the matter affects the interests of one or more series (or classes), then only the shareholders of all such affected series (or classes) are entitled to vote.

          Right to Vote. The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their respective governing instruments and applicable state law. The following summarizes the matters on which Fund shareholders have a right to vote under their governing instrument as well as the minimum shareholder vote required to approve the matter. For matters on which shareholders of a Fund do not have a right to vote, the Trustees of the Fund may nonetheless determine to submit the matter to shareholders for approval. If an approval is required by the 1940 Act, then, except for the election of trustees, the vote required by the 1940 Act is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote. If a vote is not required by the 1940 Act, the Declaration or By-Laws typically establish the voting standards.
          Election and Removal of Trustees. The shareholders of all Funds are entitled to vote for the election and the removal of Trustees. For all Funds, Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected). For Van Kampen Tax Free Money Fund and for the Acquiring Funds, any Trustee may be removed by a vote of two-thirds of the outstanding shares of the applicable Trust. For Van Kampen Money Market Fund, a majority of the outstanding shares may remove a Trustee.
          Amendment of Governing Instruments. Generally, the Trustees of each Fund have the right to amend, from time to time, the Declaration and Bylaws for the Funds. For the VK Funds, shareholders have the right to vote on any amendment to the Declaration that would adversely affect their rights as shareholders. Such an amendment is adopted when approved by shareholders holding a majority of all the shares outstanding and entitled to vote on the matter. Shareholders of the Acquiring Funds have the power to vote on any amendment to the Declaration that would reduce their rights to indemnification as shareholders. In addition, shareholders of these Funds also have the right to vote on any amendments to the Declaration that would amend these voting rights. Approval of any such amendment requires the affirmative vote of at least two-thirds of the outstanding shares entitled to vote on the matter. In addition, shareholders of the Acquiring Funds also have the right to vote on any amendments to the Declaration that would amend these voting rights. Approval of any such amendment requires the affirmative vote of holders of a majority of the shares cast at a meeting where a quorum is present.
          Mergers and Reorganizations. The Declaration of each VK Fund provides that a merger, consolidation or other reorganization of such Fund requires the approval of the holders of not less than a majority of the outstanding shares of such Fund. For each of the Acquiring Funds, any merger, consolidation or other reorganization of a Fund (other than solely for the purpose of changing domicile or form of organization) requires the approval of the holders of a majority of the shares entitled to vote that are present at the meeting in person or by proxy.
          Liquidation of a Fund. Each VK Fund may be liquidated only upon the approval of the holders of a majority of the outstanding shares entitled to vote. Each Acquiring Fund may be liquidated by the Board of Trustees without shareholder approval.
Liability of Shareholders
          Consistent with the Delaware Statutory Trust Act, the Declarations for each VK Fund and the Declarations for the Acquiring Funds generally provide that shareholders will not be subject to personal liability for the obligations of the Fund. Similar statutory or other authority limiting statutory trust shareholder liability does not apply in many other states, however, and a shareholder subject to proceedings in courts in other states, which may not apply Delaware law, may be subject to liability. To guard against this risk, the governing instruments for each VK Fund and each Acquiring Fund contain an express disclaimer of shareholder liability for acts of the Fund and provide for shareholder indemnification out of the Fund if any shareholder is personally held liable for the obligations of the Fund.
Liability of Trustees and Officers; Indemnification

          Liability of Trustees/Directors and Officers. Consistent with the 1940 Act, the governing instruments for all of the Funds provide that no Trustee, officer, employee or agent of the Funds shall be subject to any personal liability in connection with the assets or affairs of the Funds, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office or the discharge of his or her functions (“Disqualifying Conduct”).
          Indemnification. For each VK Fund, the Declaration generally provides for the indemnification of each of its Trustees, officers, employees and agents (“Covered Persons”) against all liabilities and expenses incurred by any Covered Person in connection with defending any action in which such Covered Person may be involved (or with which such Covered Person may be threatened) by reason of being or having held such position with the applicable VK Fund, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the applicable VK Fund; (ii) had engaged in Disqualifying Conduct; or (iii) for a criminal proceeding, had reasonable cause to believe that his conduct was unlawful. The VK Funds may advance expenses incurred by a Covered Person, provided that the Covered Person shall have undertaken to repay the amounts so paid if it is ultimately determined that indemnification of such expenses was not authorized; and (i) the Covered Person provides security for his or her undertaking to reimburse the expenses; (ii) the VK Fund is insured against losses arising by reason of covering such expenses; or (iii) a determination is made that there is reason to believe the Covered Person will ultimately be found entitled to indemnification. Such rights to indemnification are not exclusive and do not affect any other rights the Covered Person may have, including under any liability insurance policy.
          The Declaration and By-Laws of the Acquiring Funds provide that every person who is or was a Trustee, officer, employee or agent of an Acquiring Fund (each a “Covered Person”) shall be indemnified by the applicable Acquiring Fund for expenses incurred or incurred in the defense or settlement of any proceeding to which such Covered Person is made a party or is threatened to be made a party by reason of the fact that such person is a Covered Person. For proceedings not by or in the right of an Acquiring Fund (i.e., derivative lawsuits), such indemnification may also cover fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such proceeding. The Acquiring Fund shall advance to such Covered Persons such expenses in advance of the proceeding’s final disposition, to the same extent as provided to the VK Funds’ Covered Persons described above. However, no Covered Person shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of his or her Disqualifying Conduct.
Terms of the Reorganization
          The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit F to this Joint Proxy Statement/Prospectus.
          With respect to each Reorganization, if shareholders of the VK Fund approve the Agreement and other closing conditions are satisfied, the assets of the VK Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of liabilities of the VK Fund and delivery by the Acquiring Fund to the holders of the record as of the Effective Time of the issued and outstanding shares of the VK Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate NAV to the value of the net assets of the VK Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the VK Fund immediately prior to the Reorganization.
          The class or classes of Acquiring Fund shares that you will receive in connection with the Reorganization will depend on the class or classes of VK Fund shares that you hold. The share classes that will be issued by the Acquiring Funds to the holders of the various share classes of the VK Funds are described on Exhibit A.
          Each VK Fund and each Acquiring Fund has made representations and warranties in the form of Agreement attached as Exhibit F that are customary in matters such as the Reorganizations. These representations and warranties were made solely for the benefit of the parties to the Agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in the Agreement by disclosures that were made in connection with the negotiation of the Agreement; (iii) may apply contract standards of “materiality” that are different from “materiality” under the applicable securities laws; and (iv) were made only as of the date of the Agreement or such other dates as may be specified in the Agreement.
          If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur on or about [                    ], 2010, (the “Closing Date”) immediately prior to the opening of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (the “Effective Time”) on the basis of values calculated as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the “Valuation Date”). The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganization may close at different times if, for example, shareholders of one or more VK Funds have not approved their respective Reorganizations at the time of the closing of the Transaction. In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time.
          For a description of the vote required to approve the Agreement, see “Vote Necessary to Approve the Agreement” section of this Joint Proxy Statement/Prospectus. Following receipt of the requisite shareholder vote for a Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the VK Fund will be cancelled in accordance with its governing documents and applicable law.
          One of the principal conditions to Closing is that the Transaction has been consummated. The Transaction is governed by a separate transaction agreement, which requires that a minimum amount of assets of Morgan Stanley’s retail asset management business agree to transfer to Invesco. If this condition is not satisfied, none of the Reorganizations will be consummated.
          The obligations of each Acquiring Fund and each VK Fund are subject to other conditions, including the following conditions:
•	the Acquiring Fund Registration Statement on Form N-14 under the Securities Act of 1933 (the “1933 Act”) shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

•	the shareholders of the VK Fund shall have approved the Agreement;

•	the Acquiring Fund and VK Fund have each delivered an officer’s certificate certifying that all agreements and commitments set forth in the Agreement have been satisfied; and

•	the Acquiring Fund and VK Fund have received a legal opinion that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for federal income tax purposes for the VK Fund or its shareholders or Acquiring Fund.
          If shareholders of a VK Fund do not approve the Agreement or if the Reorganization does not otherwise close, the VK Board will consider what additional action to take.
          The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the Closing does not occur on or before September 30, 2010 or if one or more of the parties shall have materially breached its obligations under the Agreement. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.
          Morgan Stanley and Invesco have made certain covenants in the Transaction Agreement regarding compliance with Section 15(f) of the 1940 Act, which, in pertinent part, provides a safe harbor for the receipt by an investment adviser or any of its affiliated persons of any amount or benefit in connection with certain transactions, such as the Transaction, involving an assignment of an investment management services agreement as long as two conditions are satisfied.
          The first condition requires that no “unfair burden” be imposed on the investment company as a result of the Transaction, or as a result of any express or implied terms, conditions or understandings applicable to the Transaction. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after the change in control whereby the investment adviser (or predecessor or successor investment adviser), or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company (other than bona fide ordinary fees for principal underwriting services). No such compensation arrangements are contemplated in the Transaction. Morgan Stanley and Invesco have agreed to refrain from imposing or seeking to impose, for a period of two years after the closing of the Transaction, any “unfair burden” on the Funds.
          The second condition requires that, during the three-year period immediately following the closing of such a transaction, at least 75% of the investment company’s board of directors or trustees must not be “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the investment adviser or predecessor investment adviser. The Acquiring Fund Board of Trustees currently satisfies such 75% requirement. Invesco has agreed with Morgan Stanley to use its reasonable best efforts to ensure continued satisfaction of the 75% requirement for the three-year period following the closing of the Transaction.
Discussion of Principal Risks Associated with the Acquiring Funds
          Each VK Fund and its corresponding Acquiring Fund have substantially similar investment objectives and principal investment strategies and invest in substantially the same types of securities. As a result, the risks associated with an investment in each Acquiring Fund are substantially similar to the risks associated with an investment in the corresponding VK Fund. The following paragraphs summarize the principal risks that apply to the VK Funds and the Acquiring Funds. The enclosed prospectus of the Acquiring Fund contains a discussion of these risks. For more information on the risks associated with the Acquiring Funds, see the [“Investment Strategies and Risks”] section of each Acquiring Fund’s SAI. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of the SAI.
          All of the Funds entail the following risks:
          Money Market Fund Risk. An investment in a Fund is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. The following factors could reduce a Fund’s income and/or share price:
•	sharply rising or falling interest rates;

•	the risk that a given portfolio instrument that has been structured as to its credit quality, duration, liquidity, or other features to meet existing industry standards regarding the appropriateness of such instrument for investment by a money market fund.
          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.
          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; currency and interest rate fluctuations. The prices of and the income generated by securities held by a Fund may decline in response to certain other events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued.

           Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause a Fund to experience a loss.
           Management Risk. There is no guarantee that the investment techniques and risk analyses used by a Fund’s portfolio managers will produce the desired results.
          Municipal Securities Risk. The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to a Fund if economic or other factors adversely affect the viability of these projects.
          Income risk. The income you receive from the Fund is based primarily on short-term interest rates, which can vary widely over time. If short-term interest rates drop, your income from the Fund may drop as well.
          U.S. Government Obligations Risk. The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.
          Van Kampen Money Market Fund and AIM Money Market Fund both entail the following additional principal risks:
          Foreign Securities Risk. The value of a Fund’s foreign investments, such as foreign bank obligations and including those denominated in U.S. dollars, may be adversely affected by political, economic, and social instability in their home countries, by changes in economic or taxation policies in those countries, seizure of nationalization of deposits, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
          Repurchase Agreement Risk. If the seller of a repurchase agreement in which a Fund invests defaults on its obligation or declares bankruptcy, a Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, a Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
          Industry Focus Risk. To the extent that a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

          AIM Tax-Exempt Cash Fund entails, but Van Kampen Tax Free Money Fund does not entail, the following additional principal risks:
          Foreign Credit Exposure Risk. U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.
          Leverage Risk. Leverage exists when a Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the Fund is not able to close out a leveraged position because of market illiquidity, the Fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease on the value of the Fund’s portfolio securities. There can be no assurance that the Fund’s leverage strategy will be successful.
          Synthetic Municipal Securities Risk. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.
          Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. The Fund when investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund. In addition, the use of certain derivatives may cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).
Federal Income Tax Consequences
          The following is a general summary of the material U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change. This discussion is limited to U.S. persons who hold shares of a VK Fund as capital assets for federal income tax purposes. This summary does not address all of the federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under the federal income tax laws. The principal federal income tax consequences that are expected to result from the Reorganization of each VK Fund with and into its corresponding Acquiring Fund, under currently applicable law, are as follows:
•	the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code;

•	no gain or loss will be recognized by the VK Fund upon the transfer of its assets to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the liabilities of the VK Fund or on the distribution of those shares to the VK Fund’s shareholders;

•	no gain or loss will be recognized by the Acquiring Fund on its receipt of assets of the VK Fund solely in exchange for shares of the Acquiring Fund issued directly to the VK Fund’s shareholders;

•	no gain or loss will be recognized by any shareholder of the VK Fund upon the exchange of shares of the VK Fund solely for shares of the Acquiring Fund;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the VK Fund will be the same as the shareholder’s aggregate tax basis of the shares of the VK Fund surrendered in exchange therefor;

•	the holding period of the shares of the Acquiring Fund to be received by a shareholder of the VK Fund will include the period for which such shareholder held the shares of the VK Fund exchanged therefor, provided that such shares of the VK Fund are capital assets in the hands of such shareholder as of the Closing; and

•	the Acquiring Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of the VK Fund.
          Prior to the closing of a Reorganization, a VK Fund will distribute to its shareholders any undistributed income and gains to the extent required to avoid entity level tax or as otherwise deemed desirable. Neither the VK Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each VK Fund and its corresponding Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of the VK Fund and corresponding Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. The conclusions reached in that opinion with respect to a particular Reorganization could be jeopardized if the representations of the VK Fund and/or the corresponding Acquiring Fund are incorrect in any material respect. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Information Filed with the Securities and Exchange Commission.”
          Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the applicable VK Fund would recognize gain or loss on the transfer of its assets to its corresponding Acquiring Fund and each shareholder of the VK Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its VK Fund shares and the fair market value of the shares of the Acquiring Fund it receives. Even if a Reorganization did not qualify as a tax-free reorganization, there should be no material adverse federal income tax consequences to shareholders of the VK Funds because the VK Funds are money market funds that strive to maintain a stable net asset value of $1.00 per share. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect any other Reorganization.
          General Limitation on Capital Losses. Capital losses of a fund can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains, subject to an annual limitation if there is a more than 50% “change in ownership” of a fund. The Reorganization will result in a more than 50% “change in ownership” of each VK Fund, as the smaller of the two Funds in each Reorganization. As a result, the capital loss carryovers (together with any current year realized capital gain/loss and unrealized appreciation/depreciation in value of the investments, if any, collectively referred to as “total net capital loss carryovers”) of each VK Fund will be subject to an annual limitation for federal income tax purposes. The actual annual loss limitation will generally equal the aggregate net asset value of the VK Fund on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes. The annual limitation on the use of each VK Fund’s total net capital loss carryovers is not expected to be material.
          Tracking Your Basis and Holding Period; State and Local Taxes. After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Reorganization.
Accounting Treatment
          The Reorganizations will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to each Acquiring Fund of the assets of the corresponding VK Fund will be the same as the book cost basis of such assets to the VK Fund.
BOARD CONSIDERATIONS
          At several in-person and telephonic meetings held in August, September, October, November and December 2009, the VK Board discussed and ultimately approved the Reorganizations.
          At these meetings, the Board considered information provided by Morgan Stanley, Van Kampen and Invesco regarding, among other things: Invesco’s organization and personnel; business strategy; ownership structure; financial strength; affiliations (including other asset management affiliations); asset management practices and capabilities; legal and regulatory matters; and compliance matters. Emphasis during these meetings focused on Invesco being a global investment management leader with momentum in the U.S. retail market, and that the combination of Invesco and Morgan Stanley’s retail asset management business, including Van Kampen, can bring additional value to the VK Funds’ shareholders. The parties discussed Invesco’s independence as a publicly traded entity, its strategic focus solely on the investment management business (including Invesco’s investment reputation, broad product line, service quality, industry relationships and objective of putting investors’ interests first) and its significant depth in resources, diversification, performance and experience. The parties discussed how the current Invesco and Van Kampen businesses compare and complement each other and the synergies of the combined organization which management believes will benefit the VK Funds’ shareholders. The parties discussed aligning the VK Funds and other funds currently advised by VK Adviser together with other funds and products currently advised by Invesco and its affiliates towards using a single, common operating platform (which includes, among other things, common investment operating platforms, common global performance measurement and risk analysis, and common compliance policies and procedures). Thus, as part of the Reorganizations, it is also expected that Invesco Advisers and its affiliates will provide each Fund with administrative and client servicing services that are currently provided by VK Advisers and its affiliates. The parties discussed these other services, and efforts to capitalize on synergy opportunities from combined scale for the benefit of shareholders, leveraging operating best practices across the organization and the commitment to quality services.
           The parties discussed the challenges of getting the Funds on a common operating platform, and the opportunity for the VK Funds to recognize savings from economies of scale when such savings occur. The parties discussed at length the transition to new portfolio management teams employed by Invesco for the VK Funds where the existing portfolio managers employed by Morgan Stanley and its affiliates were not part of the Transaction and thus were not migrating to Invesco, emphasizing the respective Invesco Advisers investment teams’ background, experience, performance record on similar products, their buy/sell strategy and their ability to manage such funds.
          The Board discussed with Morgan Stanley, Van Kampen and Invesco the Transaction and its foreseeable short- and long-term effects on the VK Funds and their shareholders. The members of the VK Board who are not “interested persons” of the VK Funds, as that term is defined in the 1940 Act, conferred separately with their counsel and a consultant (each engaged specifically in connection with their review of the Transaction) about the Transaction on several occasions during the meetings conducted from August through December, 2009.
          In connection with the Board’s review of the Transaction, Morgan Stanley, Van Kampen and Invesco advised the Board about a variety of matters, including, but not limited to:
1.	The reputation, financial strength and resources of Invesco, one of the world’s leading independent global investment management firms;

2.	There is not expected to be any diminution in the nature, quality and extent of services provided to the VK Funds and shareholders as a result of the Transaction;

3.	The substantially similar investment objectives, principal investment strategies and risks of the VK Funds and the corresponding Acquiring Funds;

4.	The transition from current service providers to post-Transaction service providers will not have any foreseeable adverse effect on shareholders;

5.	Invesco will provide a two-year contractual guaranty that it will waive its advisory fee or reimburse fund expenses in order to maintain a minimum yield of at least 0.01%;

6.	Morgan Stanley and Invesco will pay all expenses of the VK Funds in connection with the Reorganizations;

7.	Four members of the current VK Board will join the Board of the Acquiring Funds and participate in the oversight of such Acquiring Funds (Note that each VK Fund and Acquiring Fund provides eligible board members with compensation and benefits, including participation in such Fund’s deferred compensation plan and retirement plan for trustees. In connection with transitioning the VK Funds onto the Invesco mutual funds platform via the Reorganizations, and then terminating and dissolving the VK Funds, it is anticipated that the VK Funds will terminate their deferred compensation plans and retirement plans. Each member of the current VK Board joining the Board of the Acquiring Funds will be eligible to participate in the deferred compensation plans of the Acquiring Funds. The VK Funds will pay out the amounts deferred and/or accrued on the VK Funds’ books through the date of such termination and additional amounts not accrued to date in the amount of the net present value of the benefits the VK Board members would have received had they served until their normal retirement date plus an amount equal to taxes on such payment. Such additional amounts payable to the VK Board members are part of the overall expenses of the Reorganizations and will not be paid by the VK Funds’ shareholders);

8.	Invesco’s current operations and business strategy are consistent with, and complementary to, the successful operation of its subsidiary, Invesco Advisers;

9.	Shareholders are expected to face no adverse tax consequences as a result of the Transaction or the Reorganizations; and

10.	Invesco and Morgan Stanley have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act.
          In its deliberations, the VK Board considered all information it received, as described above, as well as advice and analysis from its counsel and consultant. The VK Board considered the Transaction as a whole and the Reorganization and the impact of the Transaction and the Reorganization on each VK Fund and their respective shareholders. The VK Board concluded, based on all of the information presented, that the Reorganizations were in the best interest of the VK Funds and that shareholders will not be diluted as a result thereof, and to recommend that VK Fund shareholders approve the Reorganizations.
ADDITIONAL INFORMATION ABOUT ACQUIRING FUNDS AND VK FUNDS
Pending Litigation
          Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds (not including the Acquiring Funds), INVESCO Funds

Group, Inc. (“IFG”) (the former investment adviser to the AIM Funds), the predecessor to Invesco Advisers, Invesco Aim Distributors, the distributor of the AIM Funds, and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.
          Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM Funds, IFG, Invesco Advisers, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits in the Acquiring Funds’ SAIs.
Where to Find More Information
          For more information with respect to each Acquiring Fund concerning the following topics, please refer to the following sections of the Acquiring Fund Prospectus, which has been made a part of this Joint Proxy Statement/ Prospectus by reference: (i) see “Fund Management” for more information about the management of the Acquiring Fund; (ii) see “Other Information” for more information about the Acquiring Fund’s policy with respect to dividends and distributions; (iii) see “General Information” for more information about the pricing, purchase, redemption and repurchase of shares of the Acquiring Fund, tax consequences to shareholders of various transactions in shares of the Acquiring Fund, and distribution arrangements of the Acquiring Fund; (iv) see “Performance Information” for more information about the performance of the Acquiring Fund; and (v) see “Financial Highlights” for more information about the Acquiring Fund’s financial performance.
          For more information with respect to each VK Fund concerning the following topics, please refer to the following sections of the VK Fund Prospectuses, which have been made a part of this Joint Proxy Statement/ Prospectus by reference: (i) see “Comparative Performance” for more information about the performance of the VK Fund; (ii) see “Investment Advisory Services” for more information about the management of the VK Fund; (iii) see “Pricing Fund Shares” for more information about the pricing of shares of the VK Fund; (iv) see “Tax Information” for more information about tax consequences to shareholders of various transactions in shares of the VK Fund; (v) see “Distributions from the Fund” for more information about the VK Fund’s policy with respect to dividends and distributions; and (vi) see “Financial Highlights” for more information about the VK Fund’s financial performance.
INFORMATION ON VOTING
Joint Proxy Statement/Prospectus
          We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the VK Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. VK Fund shareholders may vote by appearing in person at the Meeting, however, you do not need to attend the Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.
          Shareholders of record of the VK Funds as of the close of business on the Record Date are entitled to vote at the Meeting. The number of outstanding shares of each class of the VK Funds on the Record Date can be found at Exhibit B. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the VK Funds in writing to the address of the VK Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy. In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person.
          Your proxy will have the authority to vote and act on your behalf at the Meeting and any adjournment of the Meeting. If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the VK Funds in writing to the address of the VK Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy. In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person.

Quorum Requirement and Adjournment
          A quorum of shareholders is necessary to hold a valid meeting of each VK Fund. For each VK Fund, a quorum will exist if shareholders representing a majority of the outstanding shares entitled to vote of the VK Fund on the Record Date are present at the Meeting in person or by proxy.
          Unless instructions to the contrary are marked, proxies will be voted “FOR” approval of the proposed Reorganization. Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the proposed Reorganization. Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A “broker non-vote” occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine. The proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine” for purposes of determining broker-non-votes.
          Abstentions and broker non-votes will count as shares present at the Meeting for purposes of establishing a quorum. Except as noted below, if a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve a proposal are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of proxies. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including the nature of the particular proposals, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities, and the nature of the reasons for such further solicitation.
Shareholder Vote Necessary to Approve the Agreement
          The VK Boards have unanimously approved each Reorganization, subject to shareholder approval. Shareholder approval of a Reorganization requires the affirmative vote of a majority of the outstanding shares of the applicable VK Fund. Abstentions and broker non-votes are counted as present for purposes of quorum but are not considered votes “FOR” a Reorganization at the Meeting. As a result, abstentions and broker non-votes have the same effect as a vote against the Reorganization because approval of a Reorganization requires the affirmative vote of a majority of the outstanding shares of the VK Funds.
Proxy Solicitation
          The VK Funds have engaged the services of Computershare Fund Services, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are expected to be approximately $[                    ]. Proxies are expected to be solicited principally by mail, but the VK Funds or Solicitor may also solicit proxies by telephone, facsimile or personal interview. The VK Funds’ officers will not receive any additional or special compensation for any such solicitation. Invesco Advisers and Morgan Stanley will bear 100% of each VK Fund’s solicitation costs.
Other Matters
          Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Joint Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.
CAPITALIZATION
The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and NAV per share. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding VK Fund. The following tables show information as of July 31, 2009, as if each Reorganization had taken place as of that date. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.
Van Kampen Money Market Fund into AIM Money Market Fund

	Van Kampen			AIM Money Market
	Money Market	AIM Money	Pro Forma	Fund
	Fund	Market Fund[1]	Adjustments[2]	(pro forma)[3]

Net Assets (all share classes)	$758,291,506	$1,221,815,452	—	$1,980,106,958
Class A/A5 Net Assets[4]	$581,600,659	—	—	$581,600,659
Class A/A5 Shares Outstanding[4]	581,664,348	—	—	581,664,348
Class A/A5 NAV Per Share[4]	$1.00	—	—	$1.00

Class B/B5 Net Assets[5]	$121,957,216	—	—	$121,957,216
Class B/B5 Shares Outstanding[5]	121,967,844	—	—	121,967,844
Class B/B5 NAV Per Share[5]	$1.00	—	—	$1.00

Class C/C5 Net Assets[6]	$54,733,631	—	—	$54,733,631
Class C/C5 Shares Outstanding[6]	54,758,002	—	—	54,758,002
Class C/C5 NAV Per Share[6]	$1.00	—	—	$1.00

(1)	As of July 31, 2009, Class A5, Class B5 and Class C5 shares of the Acquiring Fund did not exist. Such share classes will be first issued in connection with the Reorganization. Holders of Class A, Class B and Class C shares of Van Kampen Money Market Fund will be issued Class A5, Class B5 and Class C5 shares, respectively of AIM Money Market Fund.

(2)	Invesco and Morgan Stanley will bear 100% of the Reorganization expenses of Van Kampen Money Market Fund and AIM Money Market Fund. As a result, there are no Pro Forma Adjustments.

(3)	Pro forma numbers are projected after the Reorganization. When the Reorganization is completed, the actual numbers will likely be different because of normal purchases, redemptions, and market fluctuations.

(4)	Figures are for Van Kampen Money Market Fund Class A and AIM Money Market Fund Class A5.

(5)	Figures are for Van Kampen Money Market Fund Class B and AIM Money Market Fund Class B5.

(6)	Figures are for Van Kampen Money Market Fund Class C and AIM Money Market Fund Class C5.
Van Kampen Tax Free Money Fund into AIM Tax-Exempt Cash Fund

				AIM Tax-Free
	Van Kampen Tax Free	AIM Tax-Free	Pro Forma	Cash Fund
	Money Fund	Cash Fund	Adjustments[1]	(pro forma)[2]

Net Assets (all share classes)	$24,042,275	$52,581,916	—	$76,624,191
Class A3 Net Assets	$24,042,275	$27,303,420	—	$51,345,695
Class A3 Shares Outstanding	24,065,280	27,317,183	—	51,382,463
Class A3 NAV Per Share	$1.00	$1.00	—	$1.00

(1)	Invesco and Morgan Stanley will bear 100% of the Reorganization expenses of Van Kampen Tax Free Money Fund and AIM Tax-Free Cash Fund. As a result, there are no Pro Forma Adjustments.

(2)	Pro forma numbers are projected after the Reorganization. When the Reorganization is completed, the actual numbers will likely be different because of normal purchases, redemptions, and market fluctuations.

(3)	Figures shown for Van Kampen Tax Free Money Fund are for its shares, which have no class designation.

OWNERSHIP OF SHARES
Security Ownership of Large Shareholders, Management, and Trustees
          A list of the name, address and percent ownership of each person who, as of [                         ], to the knowledge of each VK Fund, owned 5% or more of the outstanding shares of a class of a VK Fund, and information regarding the ownership of shares of the VK Funds by VK Funds’ Trustees and executive officers can be found at Exhibit C. A list of such information for each person who, as of [                         ], to the knowledge of each Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Acquiring Fund, and information regarding the ownership of shares of the Acquiring Funds by Acquiring Funds’ Trustees and executive officers, can be found at Exhibit D.
DISSENTERS’ RIGHTS
          If the Reorganizations are approved at the Meeting, VK Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the VK Funds, however, have the right to redeem their shares at NAV subject to applicable CDSCs and/or redemption fees (if any) until the Closing Date. After the Closing Date, VK Fund shareholders will hold shares of the Acquiring Funds, which may also be redeemed at NAV, subject to any applicable CDSCs.
SHAREHOLDER PROPOSALS
          A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a VK Fund hereafter called should send the proposal to the VK Fund at the VK Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for a VK Fund, shareholders of such VK Fund will become shareholders of the corresponding Acquired Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund, as described above under “Comparison of Business Structures, Shareholder Rights and Applicable Law — Submission of Shareholder Proposals.” The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the meeting. For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.
INFORMATION FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION
          This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual and semiannual reports that the Acquiring Funds and VK Funds have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each VK Fund’s registration statement, which contains the VK Fund prospectuses and related SAIs, is set forth on Exhibit A. Such VK Fund prospectuses are incorporated herein by reference. The SEC file number of the registrant of each Acquiring Fund’s registration statement, which contains the Acquiring Fund prospectuses and related SAIs, is set forth on Exhibit A.
          Each Acquiring Fund and each VK Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each Acquiring Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, DC 20549. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

EXHIBIT A
Van Kampen Funds and Corresponding Acquiring Funds

ACQUIRING
FUND SEC
VAN KAMPEN FUND	ACQUIRING FUND	FILE NUMBER
SHARE CLASSES	SHARE CLASSES
Van Kampen Money Market Fund	AIM Money Market Fund	811-05686
Class A	Class A5
Class B	Class B5
Class C	Class C5
Van Kampen Tax Free Money Fund	AIM Tax-Exempt Cash Fund	811-07890
Shares	Class A

A-1

EXHIBIT B
Outstanding Shares of the VK Funds
As of ___, 20___, there were the following number of shares outstanding of each class of each VK Fund:

VK Fund/Share Classes
Van Kampen Money Market Fund
Class A
Class B
Class C
Van Kampen Tax Free Money Fund
Shares

A-1

EXHIBIT C
Ownership of Shares of the VK Funds
Significant Holders
          Listed below is the name, address and percent ownership of each person who, as of                          , 200___, to the best knowledge of the VK Fund owned 5% or more of the outstanding shares of each class of that VK Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a VK Fund is presumed to “control” the fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Class of	Number of	Percent Owned of
Name and Address	Fund	Shares	Shares Owned	Record*

Name and Address				%

*	The Funds have no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
          To the best of the knowledge of each VK Fund, the ownership of shares of a VK Fund by executive officers and trustees of the VK Fund as a group constituted less than 1% of the each outstanding class of shares of each VK Fund as of                     , 20___.

EXHIBIT D
Ownership of Shares of the Acquiring Funds
Significant Holders
          Listed below is the name, address and percent ownership of each person who, as of                          , 200___, to the best knowledge of any Acquiring Fund owned 5% or more of the outstanding shares of each class of that Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of an Acquiring Fund is presumed to “control” the fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Class of	Number of	Percent Owned of
Name and Address	Fund	Shares	Shares Owned	Record*

Name and Address				%

*	The Funds have no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
          To the best of the knowledge of each Acquiring Fund, the ownership of shares of an Acquiring Fund by executive officers and trustees of the Acquiring Fund as a group constituted less than 1% of the each outstanding class of shares of each Acquiring Fund as of                          , 20___.

EXHIBIT E
Comparison of Fundamental and Related Non-Fundamental Investment Restrictions
AIM MONEY MARKET FUND AND VAN KAMPEN MONEY MARKET FUND

AIM Money Market Fund will not:	Van Kampen Money Market Fund will not:
Diversification. Purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the “1940 Act Laws and Interpretations”) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the “1940 Act Laws, Interpretations and Exemptions”). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

Non-Fundamental Restriction: In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.
Diversification. With respect to 75% of its assets, purchase securities if the purchase would cause the Fund, at that time, to have more than 5% of the value of its total assets invested in the securities of any one issuer (except obligations of the U.S. government, its agencies or instrumentalities and repurchase agreements fully collateralized thereby).

Invest in the securities of any issuer, if immediately thereafter, the Fund would own more than 10% of the total value of all outstanding securities of such issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

Industry Concentration. Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) with respect to AIM Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Non-Fundamental Restriction: In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.
Industry Concentration. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the U.S. government and of domestic branches of U.S. banks).

Non-Fundamental Restriction: Invest 25% or more of its total assets in securities of issuers in any one industry (except obligations of the U.S. government and of domestic branches of U.S. banks), except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended form time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

AIM Money Market Fund will not:	Van Kampen Money Market Fund will not:
Borrowing, Issuing Senior Securities. Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

Non-Fundamental Restriction: In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging. The Fund may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets or when any borrowings from an AIM Fund are outstanding.
Borrowing, Issuing Senior Securities. Issue any senior security, although the Fund may borrow as set forth below.

Borrow money, except from banks for temporary or emergency purposes and then in amounts not exceeding 10% of the value of the Fund’s total net assets; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not exceeding the lesser of the dollar amount borrowed or 5% of the value of the Fund’s assets at the time of such borrowing (the Fund will not borrow for leveraging or investment but only to meet redemption requests which might otherwise require undue dispositions of portfolio securities).

Real Estate. Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
Real Estate. Purchase or sell real estate; although the Fund may purchase securities issued by companies, including real estate investment trusts, which invest in real estate or interest therein.

Commodities. Purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Commodities; Oil and Gas Programs. Purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs.
Non-Fundamental Restriction: Notwithstanding the fundamental restriction with regard to engaging in transactions involving future contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

Underwriting. Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.
Underwriting. Underwrite securities of other issuers except that the Fund may sell an investment position even though it may be deemed an underwriter as that term is defined under the 1933 Act.

Master-Feeder. The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

Non-Fundamental Restriction: Notwithstanding the fundamental restriction with regard to investing all assets in

AIM Money Market Fund will not:	Van Kampen Money Market Fund will not:
an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

Loans. The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

Non-Fundamental Restriction: In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.
Securities and Other Lending. Lend its portfolio securities in excess of 10% of its total assets, both taken at market value provided that any loans shall be in accordance with the guidelines established for such loans by the trustees of the Fund as described under “Investment Objective, Investment Strategies and Risks — Loans of Portfolio Securities,” including the maintenance of collateral from the borrower equal at all times to the current market value of the securities loaned. (With respect to the fundamental investment restriction regarding the loan of portfolio securities, although the Fund is permitted under such restriction to make loans of portfolio securities, the Fund currently does not have an intention to do so.)

Lend money, except through the purchase or holding of the types of debt securities in which the Fund may invest.

Control. Make investments for the purpose of exercising control or management, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

Investments in other Investment Companies. The Fund may not invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

Restricted Securities. Invest in securities, except repurchase agreements, for which there are legal or contractual restrictions on resale, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

Derivatives. Invest in warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

AIM Money Market Fund will not:	Van Kampen Money Market Fund will not:
Securities Owned by Officers or Trustees. Purchase or retain securities of any issuer if those officers and trustees of the Fund or its investment adviser who own beneficially more than 0.50% of the securities of such issuer, together own more than 5% of the securities of such issuer.

Unseasoned Issuers. Invest more than 5% of its assets in companies having a record together with predecessors, of less than three years continuous operation.

Margin. Purchase securities on margin, make short sales of securities or maintain a short position.

Maturity. Purchase any security which matures more than two years from the date of purchase.

Non-Fundamental Policy: Purchase any security having a remaining maturity of more than 13 months.

Security Purchases: Purchase any security other than (a) obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; (b) bank time deposits, certificates of deposit and bankers’ acceptances which are obligations of a domestic bank (or a foreign branch or subsidiary thereof), or of a foreign bank, rated at the time of investment A-1 and A-2 by Standard & Poor’s (“S&P”) or Prime-1 and Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”); (c) instruments secured by a bank obligation described in item 2(b); (d) commercial paper if rated A by S&P’s or Prime or Moody’s.

AIM TAX-EXEMPT CASH FUND AND VAN KAMPEN TAX FREE MONEY FUND

AIM Tax-Exempt Cash Fund will not:	Van Kampen Tax Free Money Fund will not:

Diversification. Purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the “1940 Act Laws and Interpretations”) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the “1940 Act Laws, Interpretations and Exemptions”). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

Non-Fundamental Restriction: In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.
Diversification. Purchase any securities (other than obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities) if, as a result, more than 5% of the Fund’s total assets (taken at current value) would then be invested in securities of a single issuer or if, as a result, the Fund would hold more than 10% of the outstanding voting securities of an issuer except that up to 25% of the Fund’s total assets may be invested without regard to such limitations and except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

Industry Concentration. Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Non-Fundamental Restriction: In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

Borrowing, Issuing Senior Securities. Borrow money or issue senior securities, except as permitted by the 1940	Borrowing, Issuing Senior Securities. Borrow money, except from banks for temporary or emergency purposes or

AIM Tax-Exempt Cash Fund will not:	Van Kampen Tax Free Money Fund will not:

Act Laws, Interpretations and Exemptions.

Non-Fundamental Restriction: In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging. The Fund may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets or when any borrowings from an AIM Fund are outstanding.
in reverse repurchase transactions and then not in amounts in excess of 10% of its net assets at the time of borrowing. It can mortgage or pledge its assets only in connection with such borrowing and in amounts not in excess of 20% of the value of its net assets at the time of such borrowing. The Fund will not purchase any securities while it has any outstanding borrowings.

Real Estate; Commodities. Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
Real Estate; Commodities. Purchase or sell real estate, commodities or commodity contracts.

Purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Non-Fundamental Restriction: Notwithstanding the fundamental restriction with regard to engaging in transactions involving future contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

Underwriting. Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.
Underwriting. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

Lending. Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.
Lending. Make loans, except that the Fund can purchase and hold those publicly distributed debt securities which it is permitted to buy, and enter into repurchase agreements.

AIM Tax-Exempt Cash Fund will not:	Van Kampen Tax Free Money Fund will not:

Non-Fundamental Restriction: In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

Tax-Exempt Status. Under normal circumstances, invest less than 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which is exempt from federal income tax.

Other Investment Companies. The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

Non-Fundamental Restriction: Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

Margin and Short Sale Transactions. Buy any securities “on margin” or sell any securities “short.”

Control. Make investments for the purpose of exercising control or management except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

Restricted Securities. Purchase any security which is restricted as to disposition under federal securities laws or by contract or which are not readily marketable, or enter into a repurchase agreement maturing in more than seven days with respect to any security if, as a result, more than 10% of the Fund’s total assets would be invested in such securities except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

Investments in Other Investment Companies. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and to the extent as permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended

AIM Tax-Exempt Cash Fund will not:	Van Kampen Tax Free Money Fund will not:

from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

Oil or Gas Programs. Invest in interests in oil, gas or other mineral exploration or development programs.

Non-Fundamental Policy: The Fund will limit the purchase of illiquid securities to 10% of the Fund’s net assets.
* * * *

EXHIBIT F
Form of Agreement and Plan of Reorganization
[___]
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this _____ day of ________, 2010 by and among (i) each of the Van Kampen open-end registered investment companies identified on Exhibit A hereto (each a “Target Entity”) separately on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) Van Kampen Asset Management (“VKAM”); (iii) each of the registrants in the AIM Family of Funds identified on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iv) Invesco Advisers, Inc (“IAI”).
          WHEREAS, Morgan Stanley entered into a definitive agreement dated October 19, 2009 (the “Transaction Agreement”) to sell its retail asset management business operating under both the Morgan Stanley and Van Kampen brands to Invesco, Ltd. (“Invesco”) (referred to herein as the “MS/Invesco Transaction”);
          WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
          WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and
          WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”).
          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1. DESCRIPTION OF THE REORGANIZATIONS
     1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the other, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If one Reorganization should fail to be consummated, such failure shall not affect the other Reorganization in any way.
     1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization, the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:
     (a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2. At least fifteen business days prior to the Valuation Date (as defined in Section 2.1(a)), the Target Entity will provide the Acquiring Entity with a schedule of the portfolio securities and other assets of each Target Fund. At least ten business days prior to the Valuation Date, the Acquiring Entity will advise the Target Entity of any investments of a Target Fund shown on the Target Fund’s schedule provided pursuant to the preceding sentence that the Acquiring Fund would not be permitted to hold (i) under its investment objective, principal investment strategies or investment restrictions; (ii) under applicable law or regulation; or (iii) because the transfer of such investments would result in material operational or administrative difficulties to the Acquiring Entity in connection with facilitating the orderly transition of the Target Fund’s Assets. Under such circumstances, to the extent practicable, the Target Entity will, if requested by the Acquiring Entity and, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser responsible for the portfolio management of the Target Fund, dispose of such investments prior to the Valuation Date. In addition, if it is determined that the portfolios of an Acquiring Fund and a Target Fund, when aggregated, would contain investments exceeding certain percentage limitations to which an Acquiring Fund is or will be subject with respect to such investments, the Target Entity will, if requested by the Acquiring Entity and, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser responsible for the portfolio management of the Target Fund, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Time (as defined in Section 3.1). Notwithstanding the foregoing, nothing herein will require a Target Fund to dispose of any portfolio securities or other assets, if, in the reasonable judgment of the Target Entity’s Board of Trustees or Target Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of a Target Fund. In addition, in order to facilitate the transfer of Assets at the Closing Time, the investment adviser to an Acquiring Fund may request in writing that the investment adviser to the Target Fund use its commercially reasonable best efforts, subject to its fiduciary duty, to limit or cease portfolio trading on behalf of a Target Fund for a period of up to three days prior to the Valuation Day. The Target Entity agrees that it will accommodate such requests to the extent such trading restrictions are consistent with the investment objectives, policies and strategies of the Target Fund and consistent with fulfilling the fiduciary obligations of the Target Fund’s investment adviser.
     (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, “Assets”).
     (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date (as defined in Section 3.1), except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). Each Target Fund will use its best efforts to discharge all known Liabilities prior to or at the Valuation Date (as defined in Section 2.1(a)) to the extent possible and consistent with its own investment objectives and policies and normal business operations. If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
     (d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. All issued and outstanding shares of the Target Fund, including any outstanding share certificates, will simultaneously be canceled on the books of the Target Fund. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.
     (e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

2. VALUATION
     2.1. With respect to each Reorganization:
     (a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees, which shall be provided to the Acquiring Fund prior to the Valuation Date.
     (b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of each class computed on the Valuation Date, using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees.
     (c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.
     (d) It is understood and agreed that the net asset value of the Target Funds shall be based on the amortized cost valuation procedures that have been adopted by the Board of Trustees of the applicable Target Entity on behalf of the Target Fund. If the difference between the per share net asset value of any share class of a Target Fund and its corresponding Acquiring Fund equals or exceeds $       on the Valuation Date, as computed by using market values in accordance with the policies and procedures established by the Target Entity (or as otherwise mutually determined by the Boards of Trustees of the Acquiring Entity and the Target Entity), either party shall have the right to postpone the Valuation Date and Closing with respect to a Target Fund until such time as the difference per share is less than $0.      . If such Closing Time is postponed pursuant to the preceding sentence, then the parties shall use commercially reasonable efforts as may be mutually agreed upon to reduce such difference to less than $      . In addition, if for any period from the date of this Agreement up to and including the Valuation Date, the market value per share of a Target Fund or an Acquiring Fund falls below $      , such Fund shall adhere to its amortized cost procedures, including but not limited to, providing any required notices to the Fund’s Board of Trustees (a copy of which shall be simultaneously provided to the other Fund’s Board of Trustees and investment adviser). To the extent that either a Target Fund’s or an Acquired Fund’s amortized cost per share net asset value would be less than $       on any of the three business days prior to the Valuation Date, the parties shall consult on the actions to be taken with respect to the Reorganization.

     (e) All computations of value shall be made by the Target Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund’s recordkeeping agent and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.
3. CLOSING AND CLOSING DATE
     3.1. Each Reorganization shall close on                     , 2010 or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.
     3.2. With respect to each Reorganization:
     (a) The Target Fund’s portfolio securities, investments, or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the custodian for the Acquiring Fund (the “Acquiring Fund’s Custodian”) for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.

     (b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.
     (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations (the “AML Documentation”) and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
     (d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
     (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES
     4.1. Each Target Entity, on behalf of itself or, where applicable a Target Fund, represents and warrants to its corresponding Acquiring Entity and Acquiring Fund as follows:
     (a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under the Amended and Restated Agreement and Declaration of Trust or Second Amended and Restated Agreement and Declaration of Trust and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;
     (b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
     (c) No consent, approval, authorization, or order of any court or governmental authority, or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;
     (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between October 1, 2001 and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information and the value of the net assets of the Target Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve-month period preceding the date hereof which would have a material adverse effect on such Target Fund or its properties or assets;

     (f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act;
     (g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;
     (h) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date;
     (i) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund that, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
     (j) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund (except as provided in Section 2.1(d)), the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;
     (l) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
     (m) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date and (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover);
     (n) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund. The Target Fund does not have and will not have outstanding as of the Closing Date any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares, except for the automatic conversion right of holders of Class B shares, as applicable, of the Target Fund to convert to Class A shares in accordance with the terms set forth in the Target Fund’s Prospectus and Statement of Additional Information and Governing Documents;
     (o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund, and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (p) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;
     (q) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to the information required to be maintained under laws, rules and regulations applicable to the Target Fund;
     (r) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and
     (s) The Target Fund has no unamortized or unpaid organizational fees or expenses.
     4.2. Each Acquiring Entity, on behalf of itself or, where applicable, an Acquiring Fund, represents and warrants to its corresponding Target Entity and Target Fund as follows:
     (a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Amended and Restated Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”) and by-laws to own all of its properties and assets and to carry on its business as it is now being conducted, and to enter into this Agreement and perform its obligations hereunder;
     (b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
     (c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained at or prior to the Closing Date under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;
     (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times between October 1, 2001 and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information and the value of the net assets of the Acquiring Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation procedures of the Acquiring Fund and there have been no material miscalculations of the net asset value of the Acquiring Fund or the net asset value per share of the Acquiring Fund (or any class thereof) during the twelve month period preceding the date hereof which would have a material adverse effect on such Acquiring Fund or its properties or assets;
     (f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Target Fund, the Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Agreement and Declaration of Trust or by-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;
     (g) Except as otherwise disclosed in writing to and accepted by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
     (h) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements (copies of which have been furnished or made available to the Target Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (i) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Target Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Acquiring Fund (except as provided in Section 2.1(d)), the redemption of the

Acquiring Fund’s shares by shareholders of the Acquiring Fund or the discharge of the Acquiring Fund’s ordinary course liabilities shall not constitute a material adverse change;
     (j) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.
     (k) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.
     (l) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. The Acquiring Fund does not have and will not have outstanding as of the Closing Date any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares (other than rights presented by this contract), nor is there outstanding any security convertible into any Acquiring Fund shares, except for the automatic conversion right of holders of Class B5 shares of the Acquiring Fund to convert to Class A5 shares in accordance with the terms set forth in the Acquiring Fund’s prospectus and statement of additional information and Agreement and Declaration of Trust;
     (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (n) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
     (o) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules and regulations applicable to the Acquiring Fund;
     (p) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
     (q) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates;
     (r) As of the effective date of the N-14 Registration Statement (as defined in Section 5.1(b)), the date of the meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.
5. COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
     5.1. With respect to each Reorganization:
     (a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
     (b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 Registration Statement”).
     (c) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. The Target Entity shall, through its board of trustees, if considered by such trustees to be consistent with their fiduciary obligations, recommend to the shareholders of the Target Fund approval of this Agreement.
     (d) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
     (e) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
     (f) The Target Entity will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”), and (4) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date. The information to be provided under (1) of this sub-section shall be provided as soon as reasonably practicable after the Closing but in any event not later than twenty (20) business days after Closing and the information to be provided under (2) through (4) of this sub-section shall be provided at or prior to the Closing.
     (g) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     (h) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
     (i) The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.
     (j) The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.
     (k) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
     (l) A statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code will be provided to the Acquiring Fund prior to Closing if the Target Fund’s most recent fiscal year ended on or before December 31, 2009, otherwise within ninety (90) days after the Closing Date.
     (m) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.
     (n) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund.
     (o) On or prior to the signing of this Agreement or within twenty (20) business days thereafter, the Target Fund shall have delivered to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions; and (3) any organizational documents, including without limitation, the declarations of trust and by-laws, together with the board meeting minutes and consent of trustees and shareholders with respect to any wholly-owned subsidiaries of the Target Fund.
     (p) The contingent deferred sales charge (“CDSC”) applicable to Class B5 and Class C5 shares of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class B and Class C shares, respectively, of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class B5 and Class C5 shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.
6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
     6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date;
     (d) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;
     (e) The Target Entity shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Acquiring

Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:
          (i) The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of the Acquiring Fund’s properties and assets and to conduct its business, including that of the Acquiring Fund, as a registered investment company as described in its organizational documents or in the most recently filed registration statement of the Acquiring Fund;
          (ii) The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;
          (iii) The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund and VKAM is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against the Acquiring Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;
          (iv) The Acquiring Fund shares to be issued to the Target Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and
          (v) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Agreement and Declaration of Trust or By-Laws or a breach or default under any agreement pertaining to the Acquiring Fund identified as an exhibit in Part C of the registration statement on Form N-1A last filed by Acquiring Entity or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.
7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
     7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     (a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity on the Closing Date (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the AML Documentation, and (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund;
     (c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Entity shall reasonably request;
     (d) The Target Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Fund’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(f) of this Agreement, each duly executed by an authorized officer of the Target Custodian, the Target Transfer Agent, the Target Fund’s President or the Target Fund’s Vice President, as applicable.
     (e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date;
     (f) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;
     (g) The Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed;
     (h) The Acquiring Entity shall have received on the Closing Date the opinion of Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Target Entity (which may rely on certificates of officers or trustees of the Target Entity), dated as of the Closing Date, covering the following points:
          (i) The Target Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of Target Fund’s properties and assets, and to conduct its business, including that of the Target Fund, as a registered investment company as described in its organizational documents or in the most recently filed registration statement of the Target Fund;
          (ii) The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;
          (iii) The Agreement has been duly authorized by the Target Entity on behalf of the Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity and the Acquiring Fund, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and
          (iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of, the Target Entity’s Governing Documents or a breach or default under any agreement pertaining to the Target Fund identified as an exhibit in Part C of the registration statement on Form N-1A last filed by Target Entity or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.
8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
     With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
     8.2. The Agreement and transactions contemplated herein shall have been approved by the Board of Trustees of the Target Entity and the Board of Trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s Board of Trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;
     8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein or the MS/Invesco Transaction;
     8.4. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
     8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
     8.6. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.
     8.7. The MS/Invesco Transaction contemplated by the Transaction Agreement shall have been consummated.
9.	BROKERAGE FEES AND EXPENSES
     9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2. Morgan Stanley and Invesco will bear or arrange for an entity under common ownership of Morgan Stanley or Invesco to bear the expenses relating to the Reorganizations, allocated among Morgan Stanley and Invesco as set forth in the Transaction Agreement. The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, organizing each Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, and expenses of holding shareholders’ meetings.
10. COOPERATION AND EXCHANGE OF INFORMATION
     10.1. With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that a Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.
11. INDEMNIFICATION
     11.1. With respect to a Reorganization, the applicable Acquiring Entity, out of the assets of the Acquiring Fund, and IAI agree to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.
     11.2. With respect to a Reorganization, VKAM agrees to indemnify and hold harmless the applicable Acquiring Entity and its officers and trustees to the extent that a Target Fund being merged into such Acquiring Entity is currently advised by VKAM from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.
12.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
     12.1. Except as described in Section 9.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
     12.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
13. TERMINATION
     This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or both Reorganizations by (i) mutual agreement of the parties; or (ii) by either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before September 30, 2010, unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iii) by any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees or officers, except for (i) any such material breach or intentional misrepresentation or (ii) the parties’ respective obligations under Section 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.
14. AMENDMENTS
     This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

15.	NOTICES
     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:
For each Target Entity:
[Name]
[Address]
Fax: __________________
With a copy to:
[Name]
[Address]
Fax: __________________
For Van Kampen Asset Management:
[Name]
[Address]
Fax: __________________
with a copy to:
[Name]
[Address]
Fax: __________________
For each Acquiring Entity
11 Greenway Plaza, Suite 100
Houston, TX 77046
Fax: 713-993-9185
Attn: General Counsel

with a copy to:
E. Carolan Berkley
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098
Fax: (215) 564-8120
For Invesco Advisers, Inc.:
[Name]
[Address]
Fax: __________________
with a copy to:
[Name]
[Address]
Fax: __________________
16. HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
     16.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     16.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.
     16.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
     16.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.

     16.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Sections 9.2, 11.1 and 11.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the Agreement and Declaration of Trust of the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

          IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

AIM Investment Securities Fund, on behalf of its series identified on Exhibit A hereto		Van Kampen Money Market Fund, on behalf of its series identified on Exhibit A hereto

By:		By:

	Name:		Name:
	Title:		Title:

AIM Tax Exempt Funds, on behalf of its series identified on Exhibit A hereto		Van Kampen Tax Free Money Fund, on behalf of its series identified on Exhibit A hereto

By:		By:

	Name:		Name:
	Title:		Title:

INVESCO Advisers, Inc.		Van Kampen Asset Management

By:		By:

	Name:		Name:
	Title:		Title:

EXHIBIT A
CHART OF REORGANIZATIONS

Acquiring Fund (and share classes)	Corresponding Target Fund (and share
and Acquiring Entity	classes) and Target Entity

AIM Money Market Fund, a series of AIM Investment Securities Fund	Van Kampen Money Market Fund, a series of Van Kampen Money Market Fund
Class A5	Class A
Class B5	Class B
Class C5	Class C

AIM Tax Exempt Cash Fund, a series of AIM Tax Exempt Funds	Van Kampen Tax Free Money Fund, a series of Van Kampen Tax Free Money Fund
Class A	Shares

Schedule 1.2(c)
Excluded Liabilities
None

Schedule 8.6
Tax Opinions
     With respect to each Reorganization:
     (i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
     (ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code.
     (iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund solely in exchange for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund Shares pursuant to Section 1032(a) of the Code.
     (iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund Shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
     (v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
     (vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
     (vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund Shares solely for the Acquiring Fund Shares pursuant to Section 354(a) of the Code.
     (viii) The aggregate tax basis of the Acquiring Fund Shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
     (ix) The holding period of Acquiring Fund Shares received by a shareholder of the Target Fund will include the holding period of the Target Fund Shares exchanged therefor, provided that the shareholder held Target Fund Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

     (x) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Treasury Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

Part B
STATEMENT OF ADDITIONAL INFORMATION
[                     ], 2010
Registration Statement on Form N-14 Filed by:

AIM Tax-Exempt Funds	AIM Investment Securities Funds
AIM Tax Exempt Cash Fund	AIM Money Market Fund
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 959-4246
Relating to the [___], 2010 Joint Special Meeting of
Shareholders of the Van Kampen Money Market Fund and the Van Kampen Tax Free Money Fund.
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement/Prospectus dated [                    ], 2010 (the “Proxy Statement/Prospectus”) relating specifically to the Joint Special Meeting of Shareholders of each of the above-listed mutual funds be held on [___], 2010. Copies of each Proxy Statement/Prospectus may be obtained at no charge by writing to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 959-4246. You can also access this information at www.invescoaim.com.

Page
General Information	3
Incorporation by Reference	3
Pro Forma Financial Statements	[3]

General Information
This Statement of Additional Information relates to the acquisition of all of the assets of each Van Kampen Fund listed below by the corresponding Acquiring Fund listed below. Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information.

Van Kampen Fund	Acquiring Fund
Van Kampen Money Market Fund	AIM Money Market Fund
Van Kampen Tax Free Money Fund	AIM Tax-Exempt Cash Fund
Incorporation of Documents by Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:
1.	Statement of Additional Information dated February [___], 2010, for AIM Investment Securities Funds with respect to AIM Money Market Fund (filed via EDGAR on December 11, 2009, Accession No. 0000950123-09-070185).
2.	The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Securities Funds Annual Report to Shareholders for the fiscal year ended July 31, 2009, with respect to AIM Money Market Fund (filed via EDGAR on October 7, 2009, Accession No. 0000950123-09-048850).
3.	Statement of Additional Information dated July 28, 2009, for AIM Tax-Exempt Funds with respect to AIM Tax-Exempt Cash Fund (filed via EDGAR on July 23, 2009, Accession No. 0000950123-09-024814).
4.	Supplement dated December 23, 2009 to the Statement of Additional Information dated July 28, 2009, for AIM Tax-Exempt Funds with respect to AIM Tax-Exempt Cash Fund (filed via EDGAR on December 23, 2009, Accession No. 0000950123-09-073154).
5.	The unaudited financial statements included in the AIM Tax-Exempt Funds Semi-Annual Report to Shareholders for the period ended September 30, 2009, with respect to AIM Tax-Exempt Cash Fund (filed via EDGAR on December 4, 2009, Accession No. 0000950123-09-068491).
6.	The audited financial statements and related report of the independent public accounting firm included in the AIM Tax-Exempt Funds Annual Report to Shareholders for the fiscal year ended March 31, 2009, with respect to AIM Tax-Exempt Cash Fund (filed via EDGAR on June 5, 2009, Accession No. 0000950123-09-011673).
7.	Statement of Additional Information dated September 30, 2009, for Van Kampen Money Market Fund (filed via EDGAR on September 28, 2009, Accession No. 0000950123-09-046536).

8.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Money Market Fund Annual Report to Shareholders for the fiscal year ended May 31, 2009 (filed via EDGAR on July 29, 2009, Accession No. 0000950123-09-026825).
9.	Statement of Additional Information dated October 30, 2009, for Van Kampen Tax Free Money Fund (filed via EDGAR on October 27, 2009, Accession No. 0000950123-09-053727).
10.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Tax Free Money Fund Annual Report to Shareholders for the fiscal year ended June 30, 2009 (filed via EDGAR on August 27, 2009, Accession No. 0000950123-09-038589).
Pro Forma Financial Statements
     Under the Reorganization Agreement, each VK Fund is to be reorganized into the Acquiring Fund listed directly opposite such Fund in the table below.

VK Fund	Acquiring Fund
Van Kampen Money Market Fund	AIM Money Market Fund
Van Kampen Tax Free Money Fund	AIM Tax-Exempt Cash Fund
     Shown below are unaudited pro forma financial statements for each combined Acquiring Fund that are designed to give an estimate of the effects of the Reorganization, which is more fully described in the combined Proxy Statement/Prospectus dated [___].
     The Pro Forma Combining Schedules of Investments and the Pro Forma Combining Statements of Assets and Liabilities reflect the financial position of the applicable Funds as of July 31, 2009 with respect to the AIM Money Market Fund and as of September 30, 2009 with respect to the AIM Tax-Exempt Cash Fund.
     The Pro Forma Combining Statement of Operations for the AIM Money Market Fund are for the twelve-months ended July 31, 2009 and have been adjusted to give effect to the Reorganization as if the Reorganization had occurred on August 1, 2008. The Pro Forma Combining Statement of Operations for the AIM Tax-Exempt Cash Fund are for the twelve-months ended September 30, 2009 and have been adjusted to give effect to the Reorganization as if the Reorganization had occurred on October 1, 2008.
     The unaudited pro forma combining schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Van Kampen Fund and each Acquiring Fund for the applicable periods described above. This information includes the schedules and financial statements of the Van Kampen Funds and Acquiring Funds, which have been adjusted to give effect to the Reorganization as if the Reorganization had occurred on the dates mentioned above. The unaudited pro forma combined schedules and financial statements, including the notes to such financial statements, should be read in conjunction with the financial statements and related notes included in the Annual and Semi-Annual reports to shareholders incorporated by reference herein. The combination of each Van Kampen Fund and its corresponding Acquiring Fund will be accounted for as a tax-free reorganization.

Pro Forma Combining Statement of Assets & Liabilities
of Van Kampen Money Market Fund into AIM Money Market Fund
July 31, 2009
(Unaudited)

				AIM
				Money Market
	Van Kampen	AIM		Fund
	Money Market	Money Market		Pro Forma
	Fund	Fund	Adjustments	Combining

Assets:
Investments, at value (Cost $316,966,568 - Van Kampen Money Market Fund) (Cost $1,167,676,474- AIM Money Market Fund) (Cost $1,484,643,042 - Pro Forma Combining)	$316,966,568	$1,167,676,474	$—	$1,484,643,042
Repurchase Agreements, at value (Cost $443,500,000 - Van Kampen Money Market Fund) (Cost $56,235,119 - AIM Money Market Fund) (Cost $499,735,119 - Pro Forma Combining)	443,500,000	56,235,119	—	499,735,119
Total Investments, at value (Cost $760,466,568 - Van Kampen Money Market Fund) (Cost $1,223,911,593 - AIM Money Market Fund) (Cost $1,984,378,161 - Pro Forma Combining)	760,466,568	1,223,911,593	—	1,984,378,161
Cash	5,448	—	—	5,448
Receivables for:
Fund shares sold	1,128,060	1,352,353	—	2,480,413
Dividends and interest	33,245	1,161,312	—	1,194,557
Fund expenses absorbed	—	317,936	—	317,936
Investment for trustee deferred compensation and retirement plans	—	103,309	—	103,309
Other assets	204,802	134,249	—	339,051

Total assets	761,838,123	1,226,980,752	—	1,988,818,875

Liabilities:
Payables for:
Fund shares reacquired	3,245,131	4,160,783	—	7,405,914
Dividends	98	1,181	—	1,279
Accrued fees to affiliates	—	663,763	—	663,763
Accrued operating expenses	301,388	95,442	—	396,830
Trustee deferred compensation and retirement plans	—	244,131	—	244,131

Total liabilities	3,546,617	5,165,300	—	8,711,917

Net assets applicable to shares outstanding	$758,291,506	$1,221,815,452	$—	$1,980,106,958

Net assets consist of:
Shares of beneficial interest	$758,301,575	$1,221,745,657	$—	$1,980,047,232
Undistributed net investment income (loss)	(3,048)	69,795	—	66,747
Undistributed net realized gain (loss)	(7,021)	—	—	(7,021)

	$758,291,506	$1,221,815,452	$—	$1,980,106,958

Net assets:
AIM Cash Reserve Shares	$581,600,659	$681,584,099	$(581,600,659)	$681,584,099
Class A5	$—	$—	$581,600,659	$581,600,659
Class B	$121,957,216	$116,598,621	$(121,957,216)	$116,598,621
Class B5	$—	$—	$121,957,216	$121,957,216
Class C	$54,733,631	$104,583,855	$(54,733,631)	$104,583,855
Class C5	$—	$—	$54,733,631	$54,733,631
Class R	$—	$43,026,733	$—	$43,026,733
Class Y	$—	$17,372,547	$—	$17,372,547
Investor Class	$—	$258,649,597	$—	$258,649,597

Pro Forma Combining Statement of Assets & Liabilities
of Van Kampen Money Market Fund into AIM Money Market Fund
July 31, 2009
(Unaudited)

				AIM
				Money Market
	Van Kampen	AIM		Fund
	Money Market	Money Market		Pro Forma
	Fund	Fund	Adjustments	Combining

Shares Outstanding, $0.01 par value per share:
AIM Cash Reserve Shares	581,644,348	681,778,915	(581,644,348)	681,778,915
Class A5	—	—	581,644,348	581,644,348
Class B	121,967,844	116,639,334	(121,967,844)	116,639,334
Class B5	—	—	121,967,844	121,967,844
Class C	54,758,002	104,613,354	(54,758,002)	104,613,354
Class C5	—	—	54,758,002	54,758,002
Class R	—	43,032,741	—	43,032,741
Class Y	—	17,371,098	—	17,371,098
Investor Class	—	258,732,485	—	258,732,485

Net asset value and offering price per share for each class	$—	$—		$1.00

*	Shares outstanding have been adjusted for the accumulated change in the number of shares of Van Kampen Money Market Fund’s shareholder accounts based on the relative value of Van Kampen Money Market Fund’s and AIM Money Market Fund’s Net asset value per share assuming the Reorganization would have taken place on June 30, 2009.

As of July 31, 2009, Class A5, Class B5 and Class C5 did not exist for AIM Money Market Fund and will be added in connection with the Reorganization. Class A5, Class B5 and Class C5 shares of AIM Money Market Fund will commence operations at the net asset value per share of AIM Money Market Fund’s AIM Cash Reserve Shares, Class B and Class C shares, respectively.

**	Class A, Class B and Class C shares outstanding of Van Kampen Money Market Fund will be converted into Class A5, Class B5 and Class C5, respectively of AIM Money Market Fund.

Pro Forma Combining Statement of Operations
of Van Kampen Money Market Fund into AIM Money Market Fund
For the year ended July 31, 2009
(Unaudited)

	Van Kampen	AIM			AIM Money Market
	Money Market	Money Market			Fund Pro Forma
	Fund	Fund	Adjustments*		Combinbing

Investment income:
Interest	$6,607,480	$21,532,828	—		$28,140,308

Expenses:
Advisory fees	3,297,636	5,268,062	(346,889	)(a)	8,218,809
Administrative services fees	131,242	361,521	22,127	(b)	514,890
Custodian fees	49,458	62,307			111,765
Distribution fees:
Class A	—	1,876,677	—		1,876,677
Class A5	939,254	—			939,254
Class B	—	1,391,607	—		1,391,607
Class B5	1,267,553	—			1,267,553
Class C	—	1,216,050	—		1,216,050
Class C5	613,281	—			613,281
Class R	—	152,329	—		152,329
Transfer agent fees	1,854,548	2,941,003	—		4,795,551
Trustees’ and officer’s fees and benefits	36,395	66,064	(36,395	)(c)	66,064
Registration & filing fees	133,845	158,361			292,206
Reports to shareholders	126,081	263,114			389,195
Professional services fees	54,753	58,864	(30,445	)(d)	83,172
Other	271,162	510,619	—		781,781

Total expenses	8,775,208	14,326,578	(391,602)		22,710,184

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(4,614,564)	(2,713,832)			(7,328,396)
Net expenses	4,160,644	11,612,746	(391,602)		15,381,788
Net investment income	2,446,836	9,920,082	391,602		12,758,520
Net realized gain from investment securities	226	59,001	—		59,227

Net increase in net assets resulting from operations	$2,447,062	$9,979,083	$391,602		$12,817,747

*	See NOTE 2 Pro Forma Adjustments. As of July 31, 2009, Class A5, Class B5 and Class C5 did not exist for AIM Money Market Fund and will be added in connection with the Reorganization. Also, Class A, Class B and Class C shares outstanding of Van Kampen Money Market Fund will be converted into Class A5, Class B5 and Class C5 shares, respectively of AIM Money Market Fund.
See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Pro Forma Combining Schedule of Investments
of Van Kampen Money Market Fund into AIM Money Market Fund
July 31, 2009
(Unaudited)

Principal Amount (000)					Value
Van Kampen	AIM	AIM Money Market			Van Kampen	AIM	AIM Money Market
Money Market	Money Market	Fund Pro Forma			Money Market	Money Market	Fund Pro Forma
Fund	Fund	Combining			Fund	Fund	Combining

			Commercial Paper—48.72%	(a)
			Asset-Backed Securities — Commercial Loans/Leases—4.29%
$—	$20,000	$20,000	Amstel Funding Corp. 2.30%, 08/17/09	(b)(c)	$—	$19,979,556	$19,979,556
—	40,000	40,000	Atlantis One Funding Corp. 0.35%, 08/17/09	(b)(c)	—	39,993,778	39,993,778
—	25,000	25,000	Atlantis One Funding Corp. 0.40%, 08/12/09	(b)(c)	—	24,996,944	24,996,944

					—	84,970,278	84,970,278

			Asset- Backed Securities — Consumer Receivables—7.88%
—	43,073	43,073	Barton Capital LLC 0.28%, 09/02/09	(b)	—	43,062,280	43,062,280
—	25,029	25,029	Bryant Park Funding LLC 0.40%, 08/12/09	(b)	—	25,025,941	25,025,941
—	25,000	25,000	Ranger Funding Co. LLC 0.25%, 08/24/09	(b)	—	24,996,007	24,996,007
—	28,000	28,000	Sheffield Receivables Corp. 0.30%, 08/10/09	(b)	—	27,997,900	27,997,900
—	35,000	35,000	Thames Asset Global Securization No.1, Inc. 0.38%, 09/14/09	(b)(c)	—	34,983,744	34,983,744

					—	156,065,872	156,065,872

			Asset-Backed Securities — Fully Backed—1.30%
—	25,799	25,799	Straight-A Funding LLC- Series I (CEP-Federal Financing Bank) 0.27%, 08/10/09	(b)	—	25,797,259	25,797,259

			Asset-Backed Securities — Fully Supported Bank—9.90%
—	45,000	45,000	Crown Point Capital Co., LLC- Series A (Multi CEP’s-Liberty Hampshire Co., LLC, agent) 0.60%, 09/10/09	(b)	—	44,970,000	44,970,000
—	18,159	18,159	Kitty Hawk Funding Corp. (CEP-Bank of America, N.A.) 0.30%, 08/04/09	(b)	—	18,158,546	18,158,546
—	35,000	35,000	Surrey Funding Corp. (CEP-Barclays Bank, PLC) 0.33%, 10/23/09	(b)(c)	—	34,973,371	34,973,371
—	25,000	25,000	Surrey Funding Corp. (CEP-Barclays Bank, PLC) 0.39%, 10/05/09	(b)(c)	—	24,982,396	24,982,396
—	42,000	42,000	Ticonderoga Funding LLC (CEP-Bank of America, N.A.) 0.27%, 08/10/09	(b)	—	41,997,165	41,997,165
—	31,000	31,000	Variable Funding Capital Co., LLC (CEP-Wells Fargo Bank, N.A.) 0.23%, 08/26/09	(b)	—	30,995,048	30,995,048

					—	196,076,526	196,076,526

			Asset- Backed Securities — Multi-Purpose—9.24%
—	49,000	49,000	CAFCO LLC 0.27%, 08/12/09	(b)	—	48,995,958	48,995,958
—	25,000	25,000	Chariot Funding, LLC/Ltd. 0.28%, 09/08/09	(b)	—	24,992,611	24,992,611
—	49,000	49,000	Gemini Securitization Corp., LLC 0.50%, 08/11/09	(b)	—	48,993,194	48,993,194
—	21,975	21,975	Regency Markets No. 1, LLC 0.37%, 08/10/09	(b)(c)	—	21,972,967	21,972,967
—	38,000	38,000	Tulip Funding Corp. 0.29%, 08/06/09	(b)(c)	—	37,998,470	37,998,470

					—	182,953,200	182,953,200

			Asset- Backed Securities — Securities—0.91%
—	18,000	18,000	Cancara Asset Securitisation Ltd./LLC 0.32%, 08/06/09	(b)(c)	—	17,999,200	17,999,200

			Asset-Backed Securities — Trade Receivables—1.01%
—	20,000	20,000	Market Street Funding LLC 0.25%, 08/17/09	(b)	—	19,997,778	19,997,778

			Consumer Finance—1.87%
37,000	—	37,000	Toyota Motor Credit Corp. 0.24%, 08/17/09		36,995,889	—	36,995,889

			Diversified Banks—9.79%
20,000	—	20,000	Calyon North America Inc. 0.16%, 08/03/09		19,999,733	—	19,999,733
15,000	—	15,000	Calyon North America Inc. 0.53%, 08/04/09		14,999,125	—	14,999,125
—	10,000	10,000	Calyon North America Inc. 1.50%, 09/16/09	(c)	—	9,980,833	9,980,833
37,000	—	37,000	HSBC Americas Inc. 0.20%, 08/06/09		36,998,767	—	36,998,767
15,000	—	15,000	ING (US) Funding LLC 0.44%, 09/09/09		14,992,688	—	14,992,688
15,000	—	15,000	Rabobank USA Financial Corp. 0.28%, 08/19/09		14,997,750	—	14,997,750
23,000	—	23,000	RBS Holdings USA Inc. 0.88%, 08/17/09		22,990,391	—	22,990,391
19,000	—	19,000	San Paolo LLC 0.24%, 08/17/09		18,997,889	—	18,997,889
10,000	—	10,000	San Paolo LLC 0.25%, 09/14/09		9,996,822	—	9,996,822
5,000	—	5,000	Societe Generale North America Inc. 0.58%, 08/06/09		4,999,521	—	4,999,521
—	25,000	25,000	UBS Finance (Delaware) Inc. 0.19%, 08/20/09	(c)	—	24,997,493	24,997,493

					158,972,686	34,978,326	193,951,012

			Life and Health Insurance—1.92%
—	38,000	38,000	Metlife Short Term Funding LLC 0.50%, 08/04/09	(b)	—	37,998,417	37,998,417

Pro Forma Combining Schedule of Investments
of Van Kampen Money Market Fund into AIM Money Market Fund
July 31, 2009
(Unaudited)

Principal Amount (000)					Value
Van Kampen	AIM	AIM Money Market			Van Kampen	AIM	AIM Money Market
Money Market	Money Market	Fund Pro Forma			Money Market	Money Market	Fund Pro Forma
Fund	Fund	Combining			Fund	Fund	Combining

			Regional Banks—0.61%
$—	$12,000	$12,000	Westpac Banking Corp. 0.62%, 08/06/09	(b)(c)	$—	$11,998,967	$11,998,967

			Total Commercial Paper (Cost $964,804,398)		195,968,575	768,835,823	964,804,398

			Certificates of Deposit—15.25%
—	50,000	50,000	Banco Bilboa Vizcaya Argentaria, S.A. 1.20%, 09/14/09		—	50,000,608	50,000,608
—	20,000	20,000	Banco Bilboa Vizcaya Argentaria, S.A. 1.23%, 09/21/09		—	20,000,281	20,000,281
—	25,000	25,000	HSBC Bank PLC (United Kingdom) 1.46%, 10/09/09	(c)	—	25,000,474	25,000,474
—	28,000	28,000	Nordea Bank A.B. 0.24%, 08/20/09		—	28,000,000	28,000,000
—	50,000	50,000	Royal Bank of Canada 0.82%, 12/16/09	(d)	—	50,000,000	50,000,000
11,000	—	11,000	Royal Bank of Scotland Group PLC 0.50%, 10/13/09		11,000,000	—	11,000,000
—	24,000	24,000	Societe Generale 0.88%, 08/20/09		—	24,000,000	24,000,000
14,000	—	14,000	Societe Generale 0.67%, 05/05/11		14,000,000	—	14,000,000
—	24,000	24,000	Toronto- Dominion Bank 1.40%, 12/11/09		—	24,000,000	24,000,000
—	24,000	24,000	Toronto- Dominion Bank 1.90%, 10/02/09		—	24,000,407	24,000,407
—	32,000	32,000	UBS AG 0.23%, 08/24/09		—	32,000,000	32,000,000

			Total Certificates of Deposit (Cost $302,001,770)		25,000,000	277,001,770	302,001,770

			Variable Rate Demand Notes—2.92%	(d)(e)
			Credit Enhanced—2.92%
—	5,252	5,252	Benjamin Rose Institute (The) (Kethley House); Series 2005, Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) 1.00%, 12/01/28	(f)	—	5,252,000	5,252,000
—	2,115	2,115	Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) 0.60%, 07/01/38	(f)	—	2,115,000	2,115,000
—	2,369	2,369	Chatham Capital Corp.; Series 2000, Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) 0.37%, 07/01/20	(f)	—	2,369,000	2,369,000
—	30,000	30,000	Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, Taxable IDR (LOC-Wells Fargo Bank, N.A.) 0.40%, 03/01/21	(f)	—	30,000,000	30,000,000
—	3,700	3,700	M3 Realty, LLC; Series 2007, (LOC-General Electric Capital Corp.) 0.70%, 01/01/33	(b)(f)	—	3,700,000	3,700,000
—	1,200	1,200	New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, Taxable MFH Rental RB (CEP-Federal National Mortgage Association) 0.32%, 11/15/37		—	1,200,000	1,200,000
—	6,000	6,000	Osprey Properties Limited Partnership, LLLP; Series 2002, Taxable Bonds (LOC-Wells Fargo Bank, N.A.) 0.40%, 06/01/27	(f)	—	6,000,000	6,000,000
—	3,250	3,250	Parma (City of), Ohio (PRL Corp.); Series 2006 B, Taxable Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) 1.00%, 11/01/30	(f)	—	3,250,000	3,250,000
—	190	190	S & L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, Taxable Notes (LOC-Federal Home Loan Bank of Indianapolis) 1.00%, 07/01/40	(f)	—	190,000	190,000
—	3,700	3,700	Saint Jean Industries, Inc.; Series 2006, (LOC-General Electric Capital Corp.) 1.40%, 10/01/21	(b)(f)	—	3,700,000	3,700,000

			Total Variable Rate Demand Notes (Cost $57,776,000)		—	57,776,000	57,776,000

			Bonds & Notes—5.38%
			Diversified Banks—5.28%
35,000	—	35,000	Bank of America, N.A. 0.27%, 08/17/09		35,000,000	—	35,000,000
36,000	—	36,000	Barclays Bank PLC 0.34%, 11/05/09		36,000,000	—	36,000,000
—	18,760	18,760	Rabobank Nederland Floating Rate MTN 1.23%, 05/19/10	(b)(c)(d)	—	18,804,592	18,804,592
—	14,500	14,500	Royal Bank of Canada Sr. Unsec. Unsub. Global MTN 4.13%, 01/26/10	(c)	—	14,679,066	14,679,066

					71,000,000	33,483,658	104,483,658

			Regional Banks—0.10%
—	2,000	2,000	HSBC Bank USA N.A. Sr. Unsec. Floating Rate Global Notes 0.76%, 12/14/09	(d)	—	1,976,506	1,976,506

			Total Bonds & Notes (Cost $106,460,164)		71,000,000	35,460,164	106,460,164

Pro Forma Combining Schedule of Investments
of Van Kampen Money Market Fund into AIM Money Market Fund
July 31, 2009
(Unaudited)

Principal Amount (000)					Value
Van Kampen	AIM	AIM Money Market			Van Kampen	AIM	AIM Money Market
Money Market	Money Market	Fund Pro Forma			Money Market	Money Market	Fund Pro Forma
Fund	Fund	Combining			Fund	Fund	Combining

			Time Deposits—1.01%
$—	$20,000	$20,000	Danske Bank (United Kingdom) 0.25%, 08/03/09 (Cost $20,000,000)	(c)	$—	$20,000,000	$20,000,000

			U.S. Government Sponsored Agency Securities—1.70%
			Federal Home Loan Bank (FHLB)—1.70%
—	8,600	8,600	Unsec. Floating Rate Bonds 0.41%, 05/12/10	(d)	—	8,602,717	8,602,717
25,000	—	25,000	Unsec. Disc. Notes 0.16%, 08/18/09		24,997,993	—	24,997,993

			Total U.S. Government Sponsored Agency Securities (Cost $33,600,710)		24,997,993	8,602,717	33,600,710

			TOTAL INVESTMENTS (excluding Repurchase Agreements)—74.98% (Cost $1,484,643,042)		316,966,568	1,167,676,474	1,484,643,042

Repurchase Amount
			Repurchase Agreements—25.24%	(g)
89,501,343	—	89,501,343	Banc of America Securities LLC ($89,500,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 07/31/09, to be sold on 08/03/09 at $89,501,343)		89,500,000	—	89,500,000
166,002,490	—	166,002,490	Deutsche Bank Securities Inc. ($166,000,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 07/31/09, to be sold on 08/03/09 at $166,002,490)		166,000,000	—	166,000,000
—	526,236,009	526,236,009	Deutsche Bank Securities Inc., Joint agreement dated 7/31/09, aggregate maturing value $500,007,917 (collateralized by U.S. Government sponsored agency obligations valued at $510,002,435; 0.80%-5.13%, 04/30/10-05/06/19), 0.19%, 08/03/09		—	56,235,119	56,235,119
188,003,133	—	188,003,133	Goldman, Sachs & Co. ($188,000,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 07/31/09, to be sold on 08/30/09 at $188,003,133)		188,000,000	—	188,000,000

			Total Repurchase Agreements (Cost $499,735,119)		443,500,000	56,235,119	499,735,119

			TOTAL INVESTMENTS—100.22% (Cost $1,984,378,161)		760,466,568	1,223,911,593	1,984,378,161

			OTHER ASSETS LESS LIABILITIES—(0.22%)		(2,175,062)	(2,096,141)	(4,271,203)

			NET ASSETS—100.00%		$758,291,506	$1,221,815,452	$1,980,106,958

CEP	- Credit Enhancement Provider
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
MFH	- Multi-Family Housing
MTN	- Medium-Term Notes
RB	- Revenue Bonds
Sr.	- Senior
Unsec.	- Unsecured
Unsub.	- Unsubordinated
Notes to Pro Forma Combining Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2009 was $760,062,089, which represented 38.38% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.1%; Netherlands: 11.6%; other countries less than 5% each: 6.7%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2009.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2009.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end.

(h)	Also represents cost for federal income tax purposes.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Banco Bilbao Vizcaya Argentaria, S.A.	5.7
Wells Fargo Bank, N.A.	5.7
Atlantis One Funding Corp.	5.3
Royal Bank of Canada	5.3
See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements..

Notes to Pro Forma Combining Financial Statements
of Van Kampen Money Market Fund into AIM Money Market Fund
July 31, 2009
(Unaudited)
NOTE 1 — Basis of Pro Forma Presentation
The accompanying unaudited pro forma combining statements have been prepared to give effect to the proposed Agreement and Plan of Reorganization (the “Plan”) of Van Kampen Money Market Fund (“Selling Fund”) into AIM Money Market Fund (“Acquiring Fund”), as if the reorganization had occurred at the beginning of the fiscal year ending July 31, 2009. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the reorganization been consummated on August 1, 2008.
     The accompanying unaudited pro forma combining Schedule of Investments and Statement of Assets and Liabilities reflect the financial position of the Acquiring Fund and the Selling Fund as of July 31, 2009. The unaudited pro forma combining Statement of Operations reflects the results of operations for the twelve month period ending July 31, 2009 for both funds. These statements have been derived from the audited financial statements prepared for the Acquiring Fund as of its fiscal year ending July 31, 2009 and from the books and records used in calculating daily net asset values of the Selling Fund at and for the twelve months ended July 31, 2009.
     The Plan will be accounted for as a tax-free reorganization of investment companies. Selling Fund and Acquiring Fund are both registered open-end management investment companies, or series thereof. The Plan would be accomplished by an exchange of shares of Acquiring Fund for the net assets of Selling Fund and the distribution of Acquiring Fund shares to Selling Fund shareholders. If the Plan had taken place at July 31, 2009, Selling Fund — Class A, Class B, and Class C shareholders would have received 581,644,348, 121,967,844 and 54,758,002 shares of Acquiring Fund — Class A5, Class B5 and Class C5 shares, respectively. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated.
     The preparation of pro forma combined financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the pro forma combined financial statements and the reported amounts of revenues and expenses during the reporting period. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The merger adjustments represent those adjustments needed to present the results of operations of the pro forma combined Acquiring Fund as if the proposed merger had taken effect on July 31, 2009. Actual results could differ from those estimates.
     The pro forma financial statements should be read in conjunction with the historical financial statements of Selling Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
NOTE 2 — Pro Forma Adjustments
(a) Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees based on pro forma combined net assets for the year ended July 31, 2009 are $8,218,809. The advisory fees were adjusted to reflect the advisory fee rates in effect for the Acquiring Fund. Correspondingly, advisory fee waivers have been adjusted to reflect the voluntary agreement by the advisor to waive advisory fees and/or reimburse expenses in order maintain a yield of at least 0.01%.
(b) Pursuant to the master administrative services agreement for Acquiring Fund, fees paid on pro forma combined assets for the year ended July 31, 2009 are $514,890. The administrative services fees were adjusted to eliminate the duplicative costs of administering two funds.
(c) Trustees’ and Officer’s fees and benefits were reduced by $36,395 to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

(d) Professional services fees were reduced by $30,445 to eliminate the effects of duplicative fees for audit and legal services.
NOTE 3 — Reorganization Costs
The Selling Fund is expected to incur an estimated $905,000 in reorganization costs. These costs represent the estimated non recurring expense of the Selling Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganizations. Acquiring Fund is expected to incur approximately $15,000 of expenses in connection with the Reorganization. Morgan Stanley and Invesco will bear, or arrange for an entity under common ownership of Morgan Stanley or Invesco to bear 100% of these costs for both the Selling Fund and the Acquiring Fund. The pro forma financial statements therefore reflect no net costs related to the Reorganization.
NOTE 4 — Accounting Survivor
The Acquiring Fund has been determined to be the accounting survivor. The portfolio management team, portfolio composition strategies, investment objective, policies and restrictions and expense structure of the surviving fund will be those of the Acquiring Fund.
NOTE 5 — Security Valuation Policy
The Funds’ portfolio securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940 ( the “1940 Act”). This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 6 — Federal Income Taxes
The Selling Fund and the Acquiring Fund intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the pro forma financial statements.
     The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Funds are subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
NOTE 7 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total
Van Kampen Money Market Fund	$—	$760,466,568	$—	$760,466,568
AIM Money Market Fund	—	1,223,911,593	—	1,223,911,593
AIM Money Market Fund Pro Forma Combining	—	1,984,378,161	—	1,984,378,161

Pro Forma Combining Statement of Assets & Liabilities
of Van Kampen Tax-Free Money Fund into AIM Tax-Exempt Cash Fund
September 30, 2009
(Unaudited)

				AIM
	Van Kampen	AIM		Tax-Exempt
	Tax-Free	Tax-Exempt		Cash Fund
	Money	Cash		Pro Forma
	Fund	Fund	Adjustments	Combining

Assets:
Investments, at value	$24,151,000	$44,125,797	$—	$68,276,797
(Cost $24,151,000 — Van Kampen Tax-Free Money)
(Cost $44,125,797 — AIM Tax-Exempt Cash)
(Cost $68,276,797 — Pro Forma Combining)
Cash	15,595	—	—	15,595
Receivables for:
Investments sold	20,000	95,000	—	115,000
Fund shares sold	12,077	10,144,918	—	10,156,995
Interest	6,160	59,133	—	65,293
Fund expenses absorbed	—	14,289	—	14,289
Investment for trustee deferred compensation and retirement plans	—	36,404	—	36,404
Other assets	116,220	20,290	—	136,510

Total assets	24,321,052	54,495,831	—	78,816,883

Liabilities:
Payables for:
Fund shares reacquired	47,357	1,775,463	—	1,822,820
Amount due custodian	—	54,054	—	54,054
Dividends	—	142	—	142
Accrued fees to affiliates	—	5,916	—	5,916
Accrued other operating expenses	231,420	34,227	—	265,647
Trustee deferred compensation and retirement plans	—	44,113	—	44,113

Total liabilities	278,777	1,913,915	—	2,192,692

Net assets applicable to shares outstanding	$24,042,275	$52,581,916	$—	$76,624,191

Net assets consist of:
Shares of beneficial interest	$24,047,028	$52,558,587	$—	$76,605,615
Undistributed net investment income	—	23,329	—	23,329
Undistributed net realized gain (loss)	(4,753)	—	—	(4,753)

	$24,042,275	$52,581,916	$—	$76,624,191

Net assets:
Class A	$24,042,275	$27,303,420	$—	$51,345,695

Class Y	$—	$13,592,949	$—	$13,592,949

Investor Class	$—	$11,685,547	$—	$11,685,547

Shares Outstanding, $0.01 par value per share:
Class A	24,065,280	27,317,183	—	51,382,463

Class Y	—	13,593,025	—	13,593,025

Investor Class	—	11,689,332	—	11,689,332

Net asset value, offering and redemption price per share for each class	$1.00	$1.00		$1.00

See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Pro Forma Combining Statement of Operations
of Van Kampen Tax-Free Money Fund into AIM Tax-Exempt Cash Fund
For the year ended September 30, 2009
(Unaudited)

					AIM
	Van Kampen	AIM			Tax-Exempt
	Tax-Free	Tax-Exempt			Cash Fund
	Money	Cash			Pro Forma
	Fund	Fund	Adjustments *		Combining

Investment income:
Interest	238,499	499,864	—		738,363

Total investment income	238,499	499,864	—		738,363

Expenses:
Advisory fees	159,454	156,458	(35,434	) (a)	280,478
Administrative services fees	14,392	50,000	(14,392	) (b)	50,000
Custodian fees	10,162	4,207			14,369
Distribution fees-Class A	88,585	41,079	—		129,664
Transfer agent fees	42,489	58,233	—		100,722
Trustees’ and officer’s fees and benefits	20,001	19,164	(20,001	) (c)	19,164
Registration & filing fees	31,609	44,439			76,048
Reports to shareholders	29,289	22,381			51,670
Professional services fees	54,647	41,933	(35,711	) (d)	60,869
Other	29,895	15,174	—		45,069

Total expenses	480,523	453,068	(105,538)		828,053

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(311,105)	(125,753)			(436,858)

Net expenses	169,418	327,315	(105,538)		391,195

Net investment income	69,081	172,549	105,538		347,168

Net increase in net assets resulting from operations	$69,081	$172,549	$105,538		$347,168

*	See Note 2 Pro Forma Adjustments.
See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements.

Pro Forma Combining Schedule of Investments*
of Van Kampen Tax-Free Money Fund into AIM Tax-Exempt Cash Fund
September 30, 2009
(Unaudited)

Principal
Amount (000)					Value
		AIM Tax-					AIM Tax-
		Exempt Cash					Exempt Cash
Van Kampen	AIM Tax-	Fund Pro			Van Kampen	AIM Tax-	Fund Pro
Tax-Free	Exempt Cash	Forma			Tax-Free	Exempt Cash	Forma
Money Fund	Fund	Combining			Money Fund	Fund	Combining

			Municipal Obligations—89.11%

			Alabama—2.09%

—	500	500	Gardendale (City of) (Woodbrook Apartments); Series 2002 D, Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.), 0.54%, 10/01/32	(a)	$—	$500,000	$500,000
1,100	—	1,100	Southeast Alabama Gas District (Supply); Series 2007 A, VRD RB, 0.30%, 08/01/27	(a)	1,100,000	—	1,100,000

					1,100,000	500,000	1,600,000

			California—3.92%

1,000	—	1,000	California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2002 B, VRD RB, 0.28%, 11/01/30	(a)	1,000,000	—	1,000,000
1,000	—	1,000	Eastern Municipal Water District; Series 2008 B, VRD Water & Sewer COP, 0.27%, 07/01/35	(a)	1,000,000	—	1,000,000
1,000	—	1,000	San Bernardino (County of) (Capital Improvement Refunding); Series 1996, VRD COP (LOC-BNP Paribas), 0.30%, 11/01/25	(a)(b)	1,000,000	—	1,000,000

					3,000,000	—	3,000,000

			Colorado—9.69%

865	—	865	Colorado (State of) Educational & Cultural Facilities Authority (National Jewish Federation); Series 2008 F-1, VRD RB (LOC-Northern Trust Co.), 0.35%, 09/01/32	(a)(b)	865,000	—	865,000
—	300	300	Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2008 C-4, VRD RB 3.75%, 10/01/41	(a)	—	300,730	300,730
600	—	600	Colorado (State of) Housing & Finance Authority; Series 2002 B-3, VRD Single Family Mortgage RB, 0.33%, 11/01/21	(a)	600,000	—	600,000
—	1,435	1,435	Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP-Federal National Mortgage Association), 0.35%, 02/01/31	(a)	—	1,435,000	1,435,000
900	—	900	Pitkin (County of) (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC-JPMorgan Chase Bank, N.A.), 0.35%, 04/01/16	(a)(b)	900,000	—	900,000
—	3,325	3,325	Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas), 0.40%, 12/01/30	(a)(b)(c)	—	3,325,000	3,325,000

					2,365,000	5,060,730	7,425,730

			District of Columbia—1.27%

—	970	970	District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) 0.39%, 03/01/28	(a)(b)	—	970,000	970,000

			Florida—5.28%

600	—	600	Broward (County of) Educational Facilities Authority (City College); Series 2004, VRD RB (LOC-Citibank, N.A.), 0.33%, 11/01/31	(a)(b)	600,000	—	600,000
—	700	700	Florida (State of) Housing Finance Corp. (Charleston Landings Apartments); Series 2001 I-A, Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.), 0.39%, 07/01/31	(a)	—	700,000	700,000
—	640	640	Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD Multifamily Mortgage RB (CEP-Federal Home Loan Mortgage Corp.), 0.40%, 11/01/32	(a)	—	640,000	640,000
600	—	600	Jacksonville (City of) (Florida Power & Light Co.); Series 1995, Ref. VRD PCR, 0.61%, 05/01/29	(a)	600,000	—	600,000
675	—	675	Palm Beach (County of) (Henry Morrison Flagler); Series 2003, VRD RB (LOC-Northern Trust Co.), 0.53%, 11/01/36	(a)(b)	675,000	—	675,000
830	—	830	North Miami (City of) (Miami Country Day School); Series 1999, VRD Educational Facilities RB (LOC-Bank of America, N.A.), 0.39%, 08/01/19	(a)(b)	830,000	—	830,000

					2,705,000	1,340,000	4,045,000

Pro Forma Combining Schedule of Investments*
of Van Kampen Tax-Free Money Fund into AIM Tax-Exempt Cash Fund
September 30, 2009
(Unaudited)

Principal
Amount (000)					Value
		AIM Tax-					AIM Tax-
		Exempt Cash					Exempt Cash
Van Kampen	AIM Tax-	Fund Pro			Van Kampen	AIM Tax-	Fund Pro
Tax-Free	Exempt Cash	Forma			Tax-Free	Exempt Cash	Forma
Money Fund	Fund	Combining			Money Fund	Fund	Combining

			Georgia—1.96%

900	—	900	Gwinnett (County of) Water & Sewagerage Authority; Series 2004 A, VRD RB, 0.30%, 08/01/25	(a)	$900,000	$—	$900,000
600	—	600	Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB, 0.30%, 09/01/35	(a)	600,000	—	600,000

					1,500,000	—	1,500,000

			Idaho—0.65%

—	500	500	Custer (County of) (Standard Oil Co.); Series 1983, PCR, 0.75%, 10/01/09	(a)(c)	—	500,000	500,000

			Illinois—4.06%

200	—	200	Chicago (City of); Series 2002, Ref. VRD Sales Tax RB, 0.27%, 01/01/34	(a)	200,000	—	200,000
800	—	800	Chicago (City of); Series 2007 F, Ref. VRD Unlimited Tax GO, 0.27%, 01/01/42	(a)	800,000	—	800,000
—	200	200	Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A-2, VRD RB, 0.75%, 11/01/30	(a)	—	200,000	200,000
—	600	600	Illinois (State of) Finance Authority (Loyola University of Chicago Financing Program); Series 2008, Commercial Paper RN (LOC-JPMorgan Chase Bank, N.A.), 0.45%, 02/04/10	(b)	—	600,000	600,000
200	—	200	Illinois (State of) Health Facilities Authority (Northwestern Memorial Hospital); Series 2002 C, VRD RB, 0.30%, 08/15/32	(a)	200,000	—	200,000
—	400	400	Metropolitan Pier and Exposition Authority (McCormick Place Expansion); Series 1999 A, Ref. RB, 5.75%, 12/15/09	(d)(e)	—	408,243	408,243
—	700	700	West Chicago (City of) (Liquid Container, LP); Series 1991, VRD IDR RB (LOC-Bank of America, N.A.), 0.41%, 03/01/15	(a)(b)	—	700,000	700,000

					1,200,000	1,908,243	3,108,243

			Indiana—0.78%

—	600	600	Indiana (State of) Health Facility Financing Authority (Capital Access Designated Pool Program); Series 2000, VRD RB (LOC-PNC Bank, N.A.), 0.40%, 01/01/20	(a)(b)	—	600,000	600,000

			Kentucky—1.15%

631	—	631	Kentucky (State of) Public Energy Authority; Series 2006 A, VRD Gas Supply RB, 0.30%, 08/01/16	(a)	631,000	—	631,000
—	250	250	Kentucky (State of) Rural Water Finance Corp.; Series 2009 B-1, Public Construction RN, 2.00%, 03/01/10		—	250,824	250,824

					631,000	250,824	881,824

			Maryland—3.92%

—	3,000	3,000	Maryland (State of) Health and Higher Educational Facilities Authority (Pickersgill, Inc.); Series 2005 B, VRD RB (LOC-Branch Banking & Trust Co.), 0.33%, 01/01/35	(a)(b)	—	3,000,000	3,000,000

			Massachusetts—1.86%

—	823	823	Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5 Issue); Series 2007, Commercial Paper RN (LOC-TD Bank, N.A.), 0.40%, 10/06/09	(b)	—	823,000	823,000
—	600	600	Massachusetts (State of) Development Finance Agency (New Bedford Whaling Museum); Series 1999, VRD RB (LOC-Bank of America, N.A.), 0.30%, 09/01/29	(a)(b)	—	600,000	600,000

					—	1,423,000	1,423,000

			Michigan—1.76%

500	—	500	Michigan (State of) Hospital Finance Authority (McLaren Health Care); Series 2008 B, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.), 0.27%, 10/15/30	(a)	500,000	—	500,000
—	500	500	Michigan (State of) Housing Development Authority (Parks and Taylor Apartments); Series 2002 A, VRD MFH Limited Obligation RB (CEP-Federal National Mortgage Association), 0.40%, 08/15/32	(a)	—	500,000	500,000
350	—	350	University of Michigan; Series 2007 A, VRD Hospital RB, 0.30%, 12/01/37	(a)	350,000	—	350,000

					850,000	500,000	1,350,000

Pro Forma Combining Schedule of Investments*
of Van Kampen Tax-Free Money Fund into AIM Tax-Exempt Cash Fund
September 30, 2009
(Unaudited)

Principal
Amount (000)					Value
		AIM Tax-					AIM Tax-
		Exempt Cash					Exempt Cash
Van Kampen	AIM Tax-	Fund Pro			Van Kampen	AIM Tax-	Fund Pro
Tax-Free	Exempt Cash	Forma			Tax-Free	Exempt Cash	Forma
Money Fund	Fund	Combining			Money Fund	Fund	Combining

			Minnesota—3.15%

—	725	725	Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.), 0.40%, 10/01/23	(a)(b)	$—	$725,000	$725,000
1,000	—	1,000	Minnesota (State of) Higher Educational Facilities Authority (Macalester College); Series 2003 5-Q, VRD RB, 0.40%, 03/01/33	(a)	1,000,000	—	1,000,000
—	180	180	Minnesota (State of) Independent School District No. 316 (The Greenway Schools); Series 2009 A, Aid Anticipation Ctfs. Of Indebtedness Unlimited Tax GO Bonds, 1.50%, 09/10/10		—	181,516	181,516
—	250	250	Minnesota (State of) Rural Water Finance Authority; Series 2009, Public Projects Construction RN, 2.25%, 05/01/10		—	251,801	251,801
—	250	250	Minnesota (State of) School Districts Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program); Series 2009, COP, 2.00%, 09/10/10		—	253,465	253,465

					1,000,000	1,411,782	2,411,782

			Mississippi—0.44%

—	340	340	Jackson (County of); Series 1994, Ref. VRD Water System Unlimited Tax GO Bonds (CEP-Chevron Corp.) 0.46%, 11/01/24	(a)	—	340,000	340,000

			New Hampshire—0.65%

500	—	500	New Hampshire (State of) Health & Educational Facilities Authority (St. Paul’s School Issue); Series 1998, VRD RB 0.35%, 01/01/28	(a)	500,000	—	500,000

			New York—1.04%

300	—	300	Long Island Power Authority; Series 1998 2B, VRD Electric System Sub. RB (LOC-Bayerische Landesbank), 0.32%, 05/01/33	(a)(b)	300,000	—	300,000
500	—	500	New York (State of) Local Government Assistance Corp.; Series 1995 D, VRD RB (LOC-Societe Generale), 0.23%, 04/01/25	(a)(b)	500,000	—	500,000

					800,000	—	800,000

			North Carolina—6.24%

1,000	—	1,000	Cary (Town of); Series 2006, VRD Public Improvement Unlimited Tax GO, 0.22%,06/01/27	(a)	1,000,000	—	1,000,000
900	—	900	North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB, 0.30%, 12/01/21	(a)	900,000	—	900,000
—	1,025	1,025	North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC-Wells Fargo Bank, N.A.), 0.39%, 07/01/17	(a)(b)(f)	—	1,025,000	1,025,000
925	—	925	North Carolina (State of) Medical Care Commission (Mission St. Josephs Health System); Series 2003, Ref. VRD Health System RB 0.37%, 10/01/18	(a)	925,000	—	925,000
—	420	420	North Carolina (State of) Medical Care Commission (Depaul Community Facilities, Inc.); Series 1999, First Mortgage Health Care Facilities RB, 7.63%, 11/01/09	(d)(e)	—	430,009	430,009
500	—	500	University of North Carolina at Chapel Hill; Series 2001 B, VRD RB, 0.30%, 02/15/31	(a)	500,000	—	500,000

					3,325,000	1,455,009	4,780,009

			North Dakota—2.61%

—	2,000	2,000	Fargo (City of) (Case Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.), 0.50%, 12/01/14	(a)(b)	—	2,000,000	2,000,000

			Ohio—1.76%

200	—	200	Cuyahoga (County of) (Cleveland Clinic); Series 2004 B-1, VRD RB, 0.27%, 01/01/39	(a)	200,000	—	200,000
—	300	300	Dublin (City of) City School District; Series 2009, School Construction Unlimited Tax GO BAN 2.00%, 10/15/09		—	300,155	300,155

Pro Forma Combining Schedule of Investments*
of Van Kampen Tax-Free Money Fund into AIM Tax-Exempt Cash Fund
September 30, 2009
(Unaudited)

Principal
Amount (000)					Value
		AIM Tax-					AIM Tax-
		Exempt Cash					Exempt Cash
Van Kampen	AIM Tax-	Fund Pro			Van Kampen	AIM Tax-	Fund Pro
Tax-Free	Exempt Cash	Forma			Tax-Free	Exempt Cash	Forma
Money Fund	Fund	Combining			Money Fund	Fund	Combining

—	600	600	Hamilton (County of) (Children’s Hospital Medical Center); Series 1997 A, VRD RB, (LOC-PNC Bank, N.A.) 0.40%, 05/15/17	(a)(b)	$—	$600,000	$600,000
—	250	250	Vandalia-Butler City School District; Series 2009 A, School Improvement Unlimited Tax GO BAN, 1.50%, 03/01/10		—	250,770	250,770

					200,000	1,150,925	1,350,925

			Oklahoma—1.96%

—	1,500	1,500	Oklahoma (County of) Finance Authority (Oxford Oaks, Watersedge & Gardens at Reding Apartments); Series 200, Ref. VRD MFH RB (CEP-Federal National Mortgage Asscoiation), 0.37%, 07/15/30	(a)	—	1,500,000	1,500,000

			Oregon—2.11%

1,000	—	1,000	Oregon (State of) Health Housing Educational & Cultural Facilities Authority (Sacred Heart Medical Center); Series 1998 A, VRD RB (LOC-U.S. Bank, N.A.), 0.30%, 11/01/28	(a)(b)	1,000,000	—	1,000,000
615	—	615	Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.), 0.34%, 04/01/34	(a)(b)	615,000	—	615,000

					1,615,000	—	1,615,000

			Pennsylvania—6.41%

—	2,000	2,000	Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.), 0.31%, 11/01/39	(a)(b)	—	2,000,000	2,000,000
685	—	685	Derry (Township of) Industrial & Commercial Development Authority (Arena); Series 2000, VRD Hotel Tax RB (LOC-PNC Bank, N.A.), 0.31%, 11/01/30	(a)	685,000	—	685,000
—	1,620	1,620	Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, First Mortgage IDR (LOC-Lloyds TSB Bank PLC), 0.35%, 07/01/38	(a)(b)(c)	—	1,620,000	1,620,000
—	610	610	Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasuy Department Hospital Enhancement Loan Program- Indiana Regional Medical Center); Series 2006 A2, VRD RB (LOC-PNC Bank, N.A.), 0.46%, 06/01/11	(a)(b)	—	610,000	610,000

					685,000	4,230,000	4,915,000

			Rhode Island—0.33%

—	250	250	Rhode Island (State of) & Providence Plantations; Series 2009, Unlimited GO TAN, 2.50%, 06/30/10		—	253,678	253,678

			South Carolina—0.69%

—	240	240	Charleston (County of); Series 2009 B, Ref. Unlimited Tax GO Bonds, 2.00%, 08/01/10		—	242,583	242,583
—	280	280	Greenville (County of) School District; Series 2009 C, Unlimited Tax GO Bonds, 2.00%, 06/01/10		—	282,792	282,792

					—	525,375	525,375

			Tennessee—4.73%

700	—	700	Clarksville (City of) Public Building Authority; Series 1994, VRD Pooled Financing RB (LOC-Bank of America, N.A.), 0.37%, 06/01/24	(a)(b)(f)	700,000	—	700,000
—	1,750	1,750	Hawkins (County of) Industrial Development Board (Leggett & Platt Inc.); Series 1988 B, Ref. VRD IDR RB (LOC-Wells Fargo Bank, N.A.), 0.50%, 10/01/27	(a)(b)	—	1,750,000	1,750,000
675	—	675	Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2000 A, VRD RB, 0.35%, 10/01/30	(a)	675,000	—	675,000

Pro Forma Combining Schedule of Investments*
of Van Kampen Tax-Free Money Fund into AIM Tax-Exempt Cash Fund
September 30, 2009
(Unaudited)

Principal
Amount (000)					Value
		AIM Tax-					AIM Tax-
		Exempt Cash					Exempt Cash
Van Kampen	AIM Tax-	Fund Pro			Van Kampen	AIM Tax-	Fund Pro
Tax-Free	Exempt Cash	Forma			Tax-Free	Exempt Cash	Forma
Money Fund	Fund	Combining			Money Fund	Fund	Combining

—	500	500	Shelby (County of) Health, Educational and Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP-Federal National Mortgage Association), 0.40%, 12/15/42	(a)	—	500,000	500,000

					1,375,000	2,250,000	3,625,000

			Texas—6.98%

—	1,500	1,500	Arlington (City of); Series 2005 A, GO Commercial Paper Notes, 0.40%, 10/02/09		$—	$1,500,000	$1,500,000
—	750	750	Garland (City of); Series 2008, GO Commercial Paper Notes, 0.35%, 11/02/09		—	750,000	750,000
—	250	250	Hockley (County of) Industrial Development Corp. (Amoco Corp.); Series 1983, VRD PCR, 0.50%, 03/01/14	(a)(c)	—	250,000	250,000
—	240	240	Series 1985, VRD PCR, 0.72%, 11/01/19	(a)(c)	—	240,000	240,000
—	265	265	Houston (City of); Series 2009 A, Limited Public Improvement Ref. GO Bonds, 2.00%, 03/01/10		—	266,596	266,596
—	1,750	1,750	JP Morgan PUTTERs (Frisco (City of) Independent School District); Series 2009-3373, VRD Unlimited Tax School Building GO Bonds, 0.43%, 08/15/16	(a)(f)(g)	—	1,750,000	1,750,000
—	160	160	Travis (County of); Series 2008, Limited Tax GO Ctfs., 3.25%, 03/01/10		—	161,655	161,655
—	225	225	Tyler (City of) Independent School District; Series 2005 A, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund), 3.50%, 02/15/10		—	227,250	227,250
200	—	200	University of Texas; Series 2001 A, Ref. VRD Financing System RB, 0.23%, 08/15/13	(a)	200,000	—	200,000

					200,000	5,145,501	5,345,501

			Utah—1.62%

—	740	740	Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC-U.S. Bank, N.A.), 0.34%, 08/01/28	(a)(b)	—	740,000	740,000
500	—	500	Utah (County of) (IHC Health Services Inc.); Series 2002 B, VRD RB, 0.30%, 05/15/35	(a)	500,000	—	500,000

					500,000	740,000	1,240,000

			Washington—4.63%

—	1,850	1,850	Seattle (Port of) Industrial Developent Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB, 0.34%, 11/01/25	(a)	—	1,850,000	1,850,000
—	1,100	1,100	Washington (State of) Housing Finance Commission (Seattle Country Day School); Series 2006, VRD Non-Profit RB (LOC-Bank of America, N.A.), 0.37%, 07/01/32	(a)(b)	—	1,100,000	1,100,000
600	—	600	Washington (State of) Housing Finance Commission (Mill Plain Crossing); Series 1988, Ref. VRD Multifamily Mortgage RB (LOC-Harris Trust & Savings Bank), 0.38%, 01/01/10	(a)(b)	600,000	—	600,000

					600,000	2,950,000	3,550,000

			Wisconsin—2.60%

—	745	745	Madison (City of) Community Development Authority (Hamilton Point Apartments); Series 1997 A, Ref. VRD MFH RB (LOC-JPMorgan Chase Bank, N.A.), 0.51%, 10/01/22	(a)(b)(f)	—	745,000	745,000
—	250	250	Marathon (County of); Series 2009 A, Unlimited Tax GO Promissory Notes, 2.50%, 12/01/09		—	250,730	250,730
—	1,000	1,000	Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.), 0.54%, 08/15/34	(a)(b)	—	1,000,000	1,000,000

					—	1,995,730	1,995,730

			Wyoming—2.77%

—	2,125	2,125	Gillette (City of) (Pacificorp); Series 1988, Ref. PCR (LOC-Barclays Bank PLC), 0.28%, 01/01/18	(a)(b)(c)	—	2,125,000	2,125,000

			TOTAL INVESTMENTS—89.11% (Cost $68,001,797)	(h)(i)	24,151,000	44,125,797	68,276,797

			OTHER ASSETS LESS LIABILITIES-10.89%		(108,725)	8,456,119	8,347,394

			NET ASSETS—100.00%		$24,042,275	$52,581,916	$76,624,191

Pro Forma Combining Schedule of Investments*
of Van Kampen Tax-Free Money Fund into AIM Tax-Exempt Cash Fund
September 30, 2009
(Unaudited)
Investment Abbreviations:
BAN — Bond Anticipation Note
CEP — Credit Enhanced Provider
COP — Certificates of Participation
Ctfs. — Certificates
GO — General Obligation
IDR — Industrial Development Revenue Bonds
INS — Insurer
LOC — Letter of Credit
MFH — Multi-Family Housing
PCR — Pollution Control Revenue Bonds
PUTTERs — Putable Tax-Exempt Receipts
RB — Revenue Bonds
Ref. — Refunding
RN — Revenue Notes
Sub. — Subordinate
TAN — Tax Anticipation Notes
VRD — Variable Rate Demand
Notes to Pro Forma Combining Schedule of Investments:

*	At September 30, 2009, all securities held by Van Kampen Tax-Free Money Fund comply with investment objectives, strategies and restrictions of AIM Tax-Free Exempt Cash Fund at September 30, 2009.

(a)	Demand Security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2009.

(b)	Pincipal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 6.18%; France: 4.34%.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2009 was $4,220,000, which represented 5.51% of the Fund’s Net Assets.

(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Federal National Mortgage Association	5.14%

(i)	Also represents cost for federal income tax purposes.
See Accompanying Notes to Pro Forma Combining Financial Statements which are an integral part of the financial statements..

Notes to Pro Forma Combining Financial Statements
of Van Kampen Tax-Free Money Fund into AIM Tax-Exempt Cash Fund
September 30, 2009
(Unaudited)
Note 1 — Basis of Pro Forma Presentation
The accompanying unaudited pro forma combining statements have been prepared to give effect to the proposed Agreement and Plan of Reorganization (the “Plan”) of Van Kampen Tax-Free Money Fund (“Selling Fund”) into AIM Tax-Exempt Cash Fund (“Acquiring Fund”), as if the reorganization had occurred at the beginning of the fiscal year ending September 30, 2009. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the reorganization been consummated on October 1, 2008.
          The accompanying unaudited pro forma combining Schedule of Investments and Statement of Assets and Liabilities reflect the financial position of the Acquiring Fund and the Selling Fund as of September 30, 2009. The unaudited pro forma combining Statement of Operations reflects the results of operations for the twelve month period ending September 30, 2009 for both funds. These statements have been derived from the books and records used in calculating daily net asset values of the Acquiring Fund and Selling Fund at and for the twelve months ended September 30, 2009.
          The Plan will be accounted for as a tax-free reorganization of investment companies. Selling Fund and Acquiring Fund are both registered open-end management investment companies, or series thereof. The Plan would be accomplished by an exchange of shares of Acquiring Fund for the net assets of Selling Fund and the distribution of Acquiring Fund shares to Selling Fund shareholders. If the Plan had taken place at September 30, 2009, Selling Fund shareholders would have received 24,065,280 shares of Acquiring Fund — Class A shares. Line items referring to “Class A” refer to Class A shares of the Acquiring Fund and Shares, with no designated class, of The Selling Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated.
          The preparation of pro forma combined financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the pro forma combined financial statements and the reported amounts of revenues and expenses during the reporting period. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The merger adjustments represent those adjustments needed to present the results of operations of the pro forma combined Acquiring Fund as if the proposed merger had taken effect on September 30, 2009. Actual results could differ from those estimates.
          The pro forma financial statements should be read in conjunction with the historical financial statements of Selling Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Note 2 — Pro Forma Adjustments
(a) Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees based on pro forma combined net assets for the year ended September 30, 2009 are $280,478. The advisory fees were adjusted to reflect the advisory fee rates in effect for the Acquiring Fund. Correspondingly, advisory fee waivers have been adjusted to reflect the voluntary agreements by the advisor to waiver advisory fees and/or reimburse expenses in order to maintain a yield of at least 0.01%.
(b) Pursuant to the master administrative services agreement for the Acquiring Fund, fees paid on pro forma combined assets for the year ended September 30, 2009 are $50,000. The administrative services fees were adjusted to eliminate the duplicative costs of administering two funds.
(c) Trustees’ and Officer’s fees and benefits were reduced by $20,001 to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
(d) Professional services fees were reduced by $35,711 to eliminate the effects of duplicative fees for audit and legal services.

Note 3 — Reorganization Costs
The Selling Fund is expected to incur an estimated $153,000 in reorganization costs. These costs represent the estimated non recurring expense of the Selling Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganizations. Acquiring Fund is expected to incur approximately $15,000 of expenses in connection with the Reorganization. Morgan Stanley and Invesco will bear, or arrange for an entity under common ownership of Morgan Stanley or Invesco to bear 100% of these costs for both the Selling Fund and the Acquiring Fund. The pro forma financial statements therefore reflect no net costs related to the Reorganization.
Note 4 — Accounting Survivor
The Acquiring Fund has been determined to be the accounting survivor. The portfolio management team, portfolio composition strategies, investment objective, policies and restrictions and expense structure of the surviving fund will be those of the Acquiring Fund.
Note 5 — Security Valuation Policy
Security Valuations — The Fund’s portfolio securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940 (the“1940 Act”). This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Note 6 — Federal Income Taxes
The Selling Fund and the Acquiring Fund intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the pro forma financial statements.
     The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Funds are subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Note 7 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Municipal Securities
Fund Name	Level 1	Level 2	Level 3	Total
Van Kampen Tax-Free Money Fund	$—	$24,151,000-	$—	$24,151,000
AIM Tax-Exempt Cash Fund	—	44,125,797	—	44,125,797
AIM Tax-Exempt Cash Fund Pro Forma Combining	—	68,276,797-	—	68,276,797

PART C
OTHER INFORMATION

Item 15.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 16(1) and (2) below. Under the Amended and Restated Agreement and Declaration of Trust dated September 14, 2005, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $60,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss, suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

Item 16.		Exhibits

(1)(a)	—	(1) Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 21 on Form N-1A, filed on May 25, 2006.

	—	(2) Amendment No. 1, dated May 24, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 22 on Form N-1A, filed on July 25, 2006.

	—	(3) Amendment No. 2, dated July 5, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 22 on Form N-1A, filed on July 25, 2006.

	—	(4) Amendment No. 3, dated May 1, 2008, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on July 23, 2008.

	—	(5) Amendment No. 4, dated June 19, 2008, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on July 23, 2008.

	—	(6) Amendment No. 5, dated October 28, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 29 on Form N-1A, filed on November 25, 2009.

	—	(7) Amendment No. 6, dated November 12, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 29 on Form N-1A, filed on November 25, 2009.

(2)(a)	—	(1) Amended and Restated Bylaws dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 21 on Form N-1A, filed on May 25, 2006.

	—	(2) Amendment, dated August 1, 2006, to Amended and Restated Bylaws of Registrant, adopted September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(3) Amendment No. 2, dated March 23, 2007, to Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(4) Amendment No. 3, dated January 1, 2008, to Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 24 on Form N-1A, filed on February 14, 2008.

(3)	—	Voting Trust Agreements — None.

(4)	—	Form of Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, is attached to the Combined Proxy Statement Prospectus contained in this Registration Statement.

(5)	—	Articles II, VI, VII, VIII and IX of the Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, as amended, define rights of holders of shares.

(6)(a)	—	(1) Master Investment Advisory Agreement dated June 1, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 11 on Form N-1A, filed on July 26, 2000.

	—	(2) Amendment No. 1 to the Master Investment Advisory Agreement, dated as of September 10, 2001, incorporated herein by reference to Registrant’s PEA No. 14 on Form N-1A, filed on July 25, 2002.

	—	(9) Form of Amendment No. [ ], dated [ ], to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., will be filed by Post-Effective Amendment.

(b)	—	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on July 23, 2008.

	—	(2) Form of Amendment No. [ ], dated [ ]. to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., successor by merger to Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd will be filed by Post-Effective Amendment.

(c)	—	Form of Temporary Sub-Advisory Agreement between Invesco Advisers, Inc. and Morgan Stanley Investment Management and affiliates will be filed by Post-Effective Amendment.

7 (a)	—	(1) First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes except Class B shares) and A I M Distributors. Inc., incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(2) Amendment No. 1, dated December 8, 2006, to the First Restated Master Distribution Agreement (all classes except Class B shares), between Registrant and A I M Distributors. Inc., incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(3) Amendment No. 2, dated January 31, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(4) Amendment No. 3, dated February 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(5) Amendment No. 4, dated March 9, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(6) Amendment No. 5, dated April 23, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

—	(7) Amendment No. 6, dated September 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 24 on Form N-1A, filed on February 14, 2008.

—	(8) Amendment No. 7, dated December 20, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 24 on Form N-1A, filed on February 14, 2008.

—	(9) Amendment No. 8, dated April 28, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on July 23, 2008.

—	(10) Amendment No. 9, dated April 30, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on July 23, 2008.

—	(11) Amendment No. 10, dated May 1, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on July 23, 2008.

—	(12) Amendment No. 11, dated July 24, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 26 on Form N-1A, filed on September 22, 2008.

—	(13) Amendment No. 12, dated October 3, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

—	(14) Amendment No. 13, dated May 29, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

—	(15) Amendment No. 14, dated June 2, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

—	(16) Amendment No. 15, dated July 14, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

—	(17) Form of Amendment No. [ ], dated [ ], to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class B5 shares), between Registrant and Invesco Aim Distributors, Inc. will be filed by Post-Effective Amendment.

(b)	—	(1) First Master Related Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Agreement (Class B shares) between Registrant and A I M Distributors, Inc., dated January 31, 2007, incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Agreement (Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(4) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Agreement (Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(5) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Agreement (Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Agreement (Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on July 23, 2008.

	—	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Agreement (Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on July 23, 2008.

	—	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Agreement (Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 26 on Form N-1A, filed on September 22, 2008.

	—	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Agreement (Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

	—	(10) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Agreement (Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

	—	(11) Form of Amendment No. [ ], dated [ ], to the First Restated Master Distribution Agreement (Class B and Class B5 shares), between Registrant and Invesco Aim Distributors, Inc., will be filed by Post-Effective Amendment.

(c)	—	Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers, incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

(d)	—	Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks, incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

(8)(a)	—	Form of AIM Funds Retirement Plan for Eligible Directors/Trustees, as restated January 1, 2008, incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

(b)	—	Form of AIM Funds Director Deferred Compensation Agreement, incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

(9)(a)	—	(1) Custody Agreement, dated October 19, 1995, between Registrant and The Bank of New York, incorporated herein by reference to Registrant’s PEA No. 4 on Form N-1A, filed July 26, 1996.

	—	(2) Amendment No. 1, dated May 31, 2005, between Registrant and The Bank of New York, incorporated herein by reference to PEA No. 24 of INVESCO Sector Funds, Inc. on Form N-1A, filed on February 14, 2008.

(b)	—	Form of Master Custodian Contract between Registrant and State Street Bank and Trust Company will be filed by Post-Effective Amendment.

(c)	—	Form of Master Custodian Agreement between Registrant and JP Morgan will be filed by Post-Effective Amendment.

(10)(a)	—	(1) First Restated Master Distribution Plan effective as of August 18, 2003 and as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(4) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(5) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on July 23, 2008.

	—	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on July 23, 2008.

	—	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 26 on Form N-1A, filed on September 22, 2008.

	—	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

	—	(10) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

	—	(11) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

	—	(12) Form of Amendment No. [ ], dated [ ], to the First Restated Master Distribution Plan (Class A shares) will be filed by Post-Effective Amendment.

(b)	—	(1) First Restated Master Distribution Plan effective as of August 18, 2003 and as restated September 20, 2006 (Class B shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(2) Amendment No. 1, dated January 31, 2007 to the First Restated Master Distribution Plan (Class B shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(4) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(5) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(6) Amendment No. 5, dated April 30, 2008, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on July 23, 2008.

	—	(7) Amendment No. 6, dated May 1, 2008, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on July 23, 2008.

	—	(8) Amendment No. 7, dated July 24, 2008, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 26 on Form N-1A, filed on September 22, 2008.

	—	(9) Amendment No. 8, dated May 29, 2009, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

	—	(10) Amendment No. 9, dated June 2, 2009, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

	—	(11) Amendment No. 10, dated July 1, 2009, to the Registrant’s First Restated Master Distribution Plan (Class B shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

	—	(12) Form of Amendment No. [ ], dated [ ], to the Registrant’s First Restated Master Distribution Plan (Class B shares) will be filed by Post-Effective Amendment.

(c)	—	(1) First Restated Master Distribution Plan effective as of August 18, 2003 and as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(4) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(5) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(6) Amendment No. 5, dated April 30, 2008, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on July 23, 2008.

	—	(7) Amendment No. 6, dated May 1, 2008, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on July 23, 2008.

	—	(8) Amendment No. 7, dated July 24, 2008, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 26 on Form N-1A, filed on September 22, 2008.

	—	(9) Amendment No. 8, dated May 29, 2009, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

	—	(10) Amendment No. 9, dated June 2, 2009, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

	—	(11) Amendment No. 10, dated July 1, 2009, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

	—	(12) Form of Amendment No. [ ], dated [ ], to the Registrant’s First Restated Master Distribution Plan (Class C shares) will be filed by Post-Effective Amendment.

(d)	—	Form of Master Distribution Plan (Class A, Class B, and Class C Shares)(Reimbursement) for certain Invesco Funds, will be filed by Post-Effective Amendment.

(e)	—	Form of Master Distribution Plan (Class R Shares)(Reimbursement) for certain Invesco Funds, will be filed by Post-Effective Amendment.

(f)	—	Form of Master Distribution Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 Shares)(Reimbursement) for certain AIM and Van Kampen Funds, will be filed by Post-Effective Amendment.

(g)	—	Master Related Agreement to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

(h)	—	Master Related Agreement to the First Restated Master Distribution Plan (Class A3 shares) to be used in connection with the Registrant’s Master Distribution Plan, incorporated herein by reference to Registrant’s PEA No. 20 on Form N-1A, filed on July 27, 2005.

(i)	—	Master Related Agreement to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

(j)	—	Form of Service Plan (Class R Shares)(Reimbursement) for certain Invesco Funds, will be filed by Post-Effective Amendment.

(k)	—	Form of Service Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 Shares)(Reimbursement) for certain AIM and Van Kampen Funds will be filed by Post-Effective Amendment.

(11)	—	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, as to the legality of the securities being registered is filed herewith.

(12)	—	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders will be filed by Post-Effective Amendment.

(13) (a)	—	(1) Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc., incorporated herein by reference to Registrant’s PEA No. 22 on Form N-1A, filed on July 25, 2006.

	—	(2) Amendment No. 1, dated as of July 1, 2007, to the Third Amended and Restated Transfer Agency and Service Agreement, between Registrant and AIM Investment Services, Inc., incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(3) Amendment No. 2, dated October 3, 2008, to the Third Amended and Restated Transfer Agency and Service Agreement, between Registrant and AIM Investment Services, Inc., incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

	—	(4) Amendment No. 3, dated July 1, 2009, to the Third Amended and Restated Transfer Agency and Service Agreement, between Registrant and AIM Investment Services, Inc., incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

(b)	—	(1) Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006 between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

	—	(2) Form of Amendment No. [ ], dated [ ], to the Second Amended and Restated Master Administrative Services Agreement will be filed by Post-Effective Amendment.

(c)	—	Fourth Amended and Restated Memorandum of Agreement, regarding securities lending administrative fee waivers, dated May 29, 2009, between Registrant and Invesco Aim Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

(d)	—	Memorandum of Agreement, regarding expense limits, dated November 4, 2009, between Registrant and Invesco Aim Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

(e)	—	Memorandum of Agreement, regarding advisory fee waivers and affiliated money market fee waivers, dated July 1, 2009, between Registrant and Invesco Aim Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

(f)	—	Third Amended and Restated Interfund Loan Agreement, Dated December 30, 2005, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on July 26, 2007.

(g)	—	Fourteenth Amended and Restated Multiple Class Plan of The AIM Family of Funds®, effective December 12, 2001, as amended and restated October 3, 2008, incorporated herein by reference to Registrant’s PEA No. 28 on Form N-1A, filed on July 23, 2009.

(14)(a)	—	Consent of Ernst & Young LLP is filed herewith.

(14)(b)	—	Consent of Pricewaterhouse Coopers LLP is filed herewith.

(15)	—	Omitted Financial Statements — None.

(16)(a)	—	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Stickel and Taylor is filed herewith.

(b)	—	Power of Attorney for Mr. Frischling is filed herewith.

(17)	—	Form of Proxy Card relating to the Special Meeting of Shareholders is filed herewith.

Item 17.	Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus will be filed by Post-Effective Amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 11th day of January, 2010.

Registrant: AIM TAX-EXEMPT FUNDS
By:	/s/ Philip A. Taylor
Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	January 11, 2010

/s/ Bob R. Baker* (Bob R. Baker)	Trustee	January 11, 2010

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	January 11, 2010

/s/ James T. Bunch* (James T. Bunch)	Trustee	January 11, 2010

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	January 11, 2010

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	January 11, 2010

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	January 11, 2010

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	January 11, 2010

/s/ Carl Frischling* (Carl Frischling)	Trustee	January 11, 2010

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	January 11, 2010

/s/ Lewis F. Pennock* (Lewis F. Pennock)	Trustee	January 11, 2010

/s/ Larry Soll* (Larry Soll)	Trustee	January 11, 2010

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	January 11, 2010

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	January 11, 2010

By	/s/ Philip A. Taylor	January 11, 2010
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated December 23 and 28, 2009, filed herewith.

INDEX

Exhibit
Number	Description

11	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, as to the legality of the securities being registered

14(a)	Consent of Ernst & Young LLP

14(b)	Consent of PricewaterhouseCoopers LLP

16(a)	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Stickel and Taylor

16(b)	Power of Attorney for Mr. Frischling

17	Form of Proxy Card